1933 Act Registration No. 333-93883
                                             1940 Act Registration No. 811-09765

As filed with the Securities and Exchange Commission on April 30, 2002

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. __  | |
                         Post-Effective Amendment No. 8  |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940       |X|

                                 Amendment No. 8

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               U.S. BANCORP CENTER
                           800 NICOLLET MALL, J1012057
                           MINNEAPOLIS, MN 55402-7020
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             CHRISTOPHER O. PETERSEN
                           800 NICOLLET MALL, J1012057
                          MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing shall become effective (check appropriate box):

         |X| immediately upon filing pursuant to paragraph (b) of Rule 485 | | on (date) pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- INCOME FUNDS
                                                      STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IA SHARES



                                       CORPORATE BOND PORTFOLIO
                                       EQUITY INCOME PORTFOLIO
                                       INTERNATIONAL PORTFOLIO
                                       LARGE CAP GROWTH PORTFOLIO
                                       MID CAP GROWTH PORTFOLIO
                                       SMALL CAP GROWTH PORTFOLIO
                                       TECHNOLOGY PORTFOLIO
















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THESE
                                       PORTFOLIOS, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARIES
--------------------------------------------------------------------------------
           Corporate Bond Portfolio                                    2
--------------------------------------------------------------------------------
           Equity Income Portfolio                                     4
--------------------------------------------------------------------------------
           International Portfolio                                     6
--------------------------------------------------------------------------------
           Large Cap Growth Portfolio                                  8
--------------------------------------------------------------------------------
           Mid Cap Growth Portfolio                                   10
--------------------------------------------------------------------------------
           Small Cap Growth Portfolio                                 11
--------------------------------------------------------------------------------
           Technology Portfolio                                       12
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
           Buying and Selling Shares                                  14
--------------------------------------------------------------------------------
           Managing Your Investment                                   14
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                 15
--------------------------------------------------------------------------------
           Comparative Fund Performance                               16
--------------------------------------------------------------------------------
           More About The Portfolios                                  19
--------------------------------------------------------------------------------
           Financial Highlights                                       23
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Corporate Bond Portfolio's objective is to provide investors with a high level of current income consistent with prudent risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Corporate Bond Portfolio will invest primarily (at least 80% of its net assets plus any borrowings for investment purposes) in corporate debt obligations. The portfolio will also invest in a combination of:

o        U.S. dollar-denominated debt obligations of foreign issuers.

o securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o        mortgage- and asset-backed securities.

Portfolio managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

The portfolio invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the portfolio's securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The portfolio will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the portfolio's total assets. Quality determinations regarding these securities will be made by the portfolio's advisor.

The portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

Under normal market conditions the portfolio attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The portfolio's weighted average effective maturity and average effective duration are measures of how the portfolio may react to interest rate changes.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this portfolio include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Portfolios -- Additional Investment Strategies of Corporate Bond Portfolio."

INCOME RISK. The portfolio's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" or repay -- its high-yielding bonds before their maturity date. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the portfolio would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in "More About The Portfolios -- Additional Risks of Corporate Bond Portfolio."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the portfolios may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

CORPORATE BOND PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IA shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IB shares, which are offered through another prospectus. Class IB shares are subject to annual distribution or "12b-1" fees and have higher expenses than Class IA shares. The performance of Class IA shares will be higher due to their lower expenses.


CORPORATE BOND PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2) (Class IB)

[BAR CHART]

 8.74%    -1.42%    -4.81%    11.90%    8.25%
--------------------------------------------------------------------------------
 1997      1998      1999      2000     2001

Best Quarter:       Quarter ending:   June 30, 1997           4.68%
Worst Quarter:      Quarter ending:   December 31, 1999      (2.28)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Corporate Bond Portfolio (Class IB)               1/3/97       8.25%       4.33%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                         8.50%       7.12%
--------------------------------------------------------------------------------
Lehman U.S. Credit Index(3)                                   10.40%       7.31%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (1.02)%.

(2)On 12/17/01, the Corporate Bond Portfolio became the successor by merger to the Ohio National Strategic Income Portfolio, a series of Ohio National Fund, Inc. Prior to the merger, Corporate Bond Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Ohio National Strategic Income Portfolio.

(3)The Lehman U.S. Credit Index is an unmanaged index comprised of fixed-rate, dollar-denominated, investment-grade U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The securities must have at least one year to final maturity. Previously, the portfolio used the Lehman Government/Credit Bond Index as a benchmark. The Lehman Government/Credit Bond Index is an unmanaged Index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. Going forward, the portfolio will use the Lehman U.S. Credit Index as a comparison because the composition better matches the portfolio's investment objectives and strategies. The since inception performance of the indices is calculated from 1/30/97.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

EQUITY INCOME PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Portfolio's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Portfolio invests primarily (at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies which the portfolio's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The portfolio will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the portfolio. However, the portfolio also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The portfolio's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the portfolio will provide current income at the time of purchase.

The portfolio invests up to 25% in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The portfolio may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The portfolio may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

EQUITY INCOME PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


EQUITY INCOME PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

 9.35%    2.51%     14.64%    -3.80%
--------------------------------------------------------------------------------
 1998     1999       2000      2001

Best Quarter:       Quarter ending:   June 30, 1998           12.31%
Worst Quarter:      Quarter ending:   September 30, 1998      (9.34)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Equity Income Portfolio                           7/1/97     (3.80)%       7.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                    (11.88)%       5.67%
--------------------------------------------------------------------------------
Russell 1000 Index(3)                                       (12.45)%       5.81%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was 3.30%.

(2)On 12/17/01, the Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust. Prior to the merger, Equity Income Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Firstar Equity Income Fund. On 2/12/01, the Firstar Equity Income Portfolio became the successor by merger to a series of Cova Series Trust. Prior to the merger, the Firstar Equity Income Portfolio had no assets or liabilities. Performance presented prior to 2/12/01 represents that of the Cova Series Trust series.

(3)The S&P 500 Composite Index is an unmanaged index of large-capitalization stocks. Previously, the portfolio used the Russell 1000 Index as a benchmark. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Going forward, the portfolio will use the S&P 500 Composite Index as a comparison because its composition better matches the portfolio's objectives and strategies. The since inception performance of the indices is calculated from 7/1/97.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

International Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o        that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the portfolio's assets in a small number of countries, the portfolio may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio's hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


INTERNATIONAL PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

-24.52%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001         5.64%
Worst Quarter:      Quarter ending:   September 30, 2001      (15.74)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
International Portfolio                          4/28/00    (24.52)%    (25.49)%
--------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(3)                              (21.21)%    (18.10)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (0.16)%.

(2)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the portfolio's assets.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/00.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Portfolio's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


LARGE CAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-30.60%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       12.23%
Worst Quarter:      Quarter ending:   March 31, 2001         (24.52)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Large Cap Growth Portfolio                       4/28/00    (30.60)%    (28.44)%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                (20.42)%    (25.93)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (4.01)%.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 4/30/00.


                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $1.4 billion to $12 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Mid Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $147 million to $1.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Small Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Technology Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology-related services such as internet-related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio's securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


TECHNOLOGY PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-51.64%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       44.33%
Worst Quarter:      Quarter ending:   March 31, 2001         (45.94)%


AVERAGE ANNUAL TOTAL RETURNS                    Inception                  Since
AS OF 12/31/01                                       Date   One Year   Inception
--------------------------------------------------------------------------------
Technology Portfolio                              4/28/00   (51.64)%    (54.28)%
--------------------------------------------------------------------------------
Standard & Poor's Technology Composite Index(2)             (24.02)%    (38.43)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (9.29)%.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 4/30/00.


                             13 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

--------------------------------------------------------------------------------
MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be in cash or reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

--------------------------------------------------------------------------------

   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.


                             14 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolios' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO(2)                                                0.78%
EQUITY INCOME PORTFOLIO(2)                                                 0.02%
INTERNATIONAL PORTFOLIO(3)                                                 0.00%
LARGE CAP GROWTH PORTFOLIO(3)                                              0.00%
MID CAP GROWTH PORTFOLIO(3)                                                0.00%
SMALL CAP GROWTH PORTFOLIO(3)                                              0.00%
TECHNOLOGY PORTFOLIO(3)                                                    0.00%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment sub-advisor to the predecessor portfolios of Corporate Bond Portfolio and Equity Income Portfolio. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees and, with respect to Corporate Bond Portfolio and Equity Income Portfolio, sub-advisory fees, paid by each portfolio did not change as a result of the combination.

(2)From May 2, 2001 through December 17, 2001, U.S. Bancorp Asset Management served as investment sub-advisor to the predecessors of Corporate Bond Portfolio and Equity Income Portfolio. On December 17, 2001, Corporate Bond Portfolio and Equity Income Portfolio became the successors by merger to separate series of Ohio National Fund, Inc. and Met Life Investors Series Trust, respectively. The current contractual advisory fee rates for Corporate Bond Portfolio and Equity Income Portfolios are 0.70% and 0.65%, respectively.

(3)For the fiscal year ended December 31, 2001, the contractual advisory fee rate for International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio, was 1.10%, 0.65%, 0.70%, 0.70% and 0.70%, respectively.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

SUB-ADVISOR

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the portfolio's assets and the placement of brokerage transaction for the portfolio. Clay Finlay has been retained by the portfolio's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.


                             15 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

COMPARATIVE FUND PERFORMANCE

Mid Cap Growth Portfolio and Small Cap Growth Portfolio (Portfolios) are each recently organized series of First American Insurance Portfolios, Inc. and do not yet have a full calendar year of performance history. However, each of these Portfolios is substantially similar, i.e., each has identical investment objectives, strategies, risks and policies, to Mid Cap Growth Fund and Small Cap Growth Fund (Funds), respectively, offered through First American Investment Funds, Inc., another registered open-end investment company managed by the investment advisor, U.S. Bancorp Asset Management. Performance information for the Funds is presented to provide you with the track record (performance and volatility) of the advisor in managing Funds that have been managed in a substantially similar fashion to the way the advisor is managing the Portfolios. The illustrations below for Mid Cap Growth Fund and Small Cap Growth Fund are based on Class A retail shares. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for past performance of the portfolios or as an indication of future performance of the Portfolios.

The bar charts show you how the performance of each Fund has varied from year to year. The tables compare each Fund's performance over different time periods to that of each Fund's benchmark index, which is a broad measure of market performance, is unmanaged, has no expenses and is unavailable for investment. The bar chart and the table for each Fund assume that all distributions have been reinvested and reflect the Fund's fees and expenses (after waivers). Performance reflects voluntary fee waivers in effect. In the absence of such waivers, performance would be reduced.

Fees and expenses for Class IA shares of the Portfolios, offered in this prospectus as an investment for variable annuity contracts, differ from the fees and expenses reflected in the performance returns for Funds set forth below. Total fees and expenses for each Portfolio, including any fee waivers, are disclosed in the participating insurance company prospectus. The comparative performance information presented does not reflect the deduction of any separate fees that would have been imposed by participating insurance companies in connection with their sale of variable annuity contracts to investors; if the performance had been adjusted to reflect any such fees, returns would be lower. Investors should refer to the participating insurance company's prospectus describing all related contract fees; any such fees will reduce the performance of the Portfolios.


                             16 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

 7.23%  18.46%  -4.90%  39.35%  11.84  23.40%  10.58%  54.59%  3.51%  -29.25%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996   1997    1998    1999   2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        47.75%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.64)%


AVERAGE ANNUAL TOTAL RETURNS       Inception
AS OF 12/31/01(2),(4)                   Date   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Mid Cap Growth Fund                  4/23/90   (33.14)%        7.86%      10.64%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(5)                 (20.15)%        9.02%      11.10%
--------------------------------------------------------------------------------
Russell Midcap Index(6)                         (5.61)%       11.39%      13.57%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (10.25)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.20% for Mid Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Mid Cap Growth Portfolio have no sales charge.

(3)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Mid Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Mid Cap Growth Fund.

(4)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(5)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The Russell Midcap Growth Index will be the comparative benchmark for Mid Cap Growth Portfolio.

(6)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.


                             17 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

11.47%  10.98%  -2.44%  20.20%  11.68%  29.23%  7.73%  66.76%  -5.97%  -20.60%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997   1998    1999    2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        51.34%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.97)%


AVERAGE ANNUAL TOTAL RETURNS       Inception
AS OF 12/31/01(2),(3),(4)               Date   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Small Cap Growth Fund                3/16/87   (24.97)%       10.37%      10.25%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(5)                    (9.23)%        2.87%       7.19%
--------------------------------------------------------------------------------
Russell 2000 Index(6)                            2.48%         7.51%      11.50%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (10.85)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.23% for Small Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Small Cap Growth Portfolio have no sales charge.

(3)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Small Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Small Cap Growth Fund.

(4)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

(5)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison, because its composition better matches the funds investment objectives and strategies. The Russell 2000 Growth Index will be the comparative benchmark for Small Cap Growth Portfolio.

(6)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.


                             18 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each portfolio's historical portfolio turnover rate.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES OF
CORPORATE BOND PORTFOLIO

EFFECTIVE MATURITY. The portfolio attempts to maintain an effective maturity within a specified range. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

EFFECTIVE DURATION. The portfolio also attempts to maintain an effective duration within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of portfolios which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF THE TECHNOLOGY SECTOR. Technology Portfolio invests primarily in equity securities of companies which the portfolio's advisor believes have, or will develop, products, processes or


                             19 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE COMPANIES. Technology Portfolio may have significant investments in development stage and small-capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Corporate Bond Portfolio may invest up to 25% of its total assets in foreign debt securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' Board of Directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF INTERNATIONAL PORTFOLIO

RISKS OF INTERNATIONAL INVESTING. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the


                             20 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. International Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF CORPORATE BOND PORTFOLIO
AND EQUITY INCOME PORTFOLIO

INTEREST RATE RISK. Debt securities in the portfolios will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Adjustable Rate Mortgages (ARMS) are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

CREDIT RISK. Each portfolio is subject to the risk that the issuers of debt securities held by the portfolio will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the portfolio. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the portfolio to sell. When a portfolio purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of Corporate Bond Portfolio's assets may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Equity Income Portfolio may invest up to 25% in convertible debt securities rated lower than investment grade. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK. The portfolios are exposed to liquidity risk because of their investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the portfolio's performance. Infrequent trading may also lead to greater price volatility.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF CORPORATE BOND PORTFOLIO

INCOME RISK. The portfolio's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the portfolio generally will have to invest the proceeds from sales of portfolio shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The portfolio is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly,


                             21 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A portfolio holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the portfolio. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.


                             22 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of the portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for Equity Income Portfolio for the fiscal year ended December 31, 2001 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report, which is available upon request.

The information for Equity Income Portfolio for the fiscal year ended December 31, 2000 has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the portfolio's financial statements, is included in the Cova Series Trust Annual Report (the Firstar Equity Income Portfolio of which is the accounting survivor to the First American Equity Income Portfolio), which is available upon request. The information for the fiscal periods ended on or before December 31, 1999, has been audited by other auditors.

The information for Corporate Bond Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio for the fiscal periods ended December 31, 2001 and earlier, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios' financial statements, is included in the portfolios' annual report, which is available upon request.


CORPORATE BOND PORTFOLIO

                                                                                          Fiscal period
                                                                                              ended
                                                                                       December 31, 2001(1)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $ 8.83
                                                                                              ------
Investment Operations:
         Net Investment Income                                                                  0.01
         Net Realized and Unrealized Gains on Investments                                       0.02
                                                                                              ------
         Total From Investment Operations                                                       0.03
                                                                                              ------
Less Distributions:
         Dividends from Net Investment Income                                                     --
         Distributions From Net Realized Gains                                                    --
                                                                                              ------
         Total Distributions                                                                      --
                                                                                              ------
Net Asset Value, End of Period                                                                $ 8.86
                                                                                              ======
Total Return                                                                                    0.34%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $    1
Ratio of Expenses to Average Net Assets                                                         1.20%
Ratio of Net Investment Income to Average Net Assets                                            2.86%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                   1.76%
Ratio of Net Investment Income to Average Net Assets, Excluding Waivers and Reimbursements      2.30%
Portfolio Turnover Rate                                                                           47%
-----------------------------------------------------------------------------------------------------------

(1)Class IA shares have been offered since December 17, 2001. All ratios for the period have been annualized, except total return.


                             23 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME PORTFOLIO

                                                                                                                 Fiscal period
                                                                        Fiscal year ended December 31,      July 1, 1997(1) through
                                                                    2001       2000       1999       1998      December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $ 12.59    $ 11.17    $ 11.63    $ 11.05         $  10.00
                                                                   -------    -------    -------    -------         --------
Investment Operations:
         Net Investment Income                                        0.13       0.19       0.19       0.17             0.07
         Net Realized and Unrealized Gains (Losses) on Investments   (0.63)      1.45       0.11       0.86             1.19
                                                                   -------    -------    -------    -------         --------
         Total From Investment Operations                            (0.50)      1.64       0.30       1.03             1.26
                                                                   -------    -------    -------    -------         --------
Less Distributions:
         Dividends From Net Investment Income                        (0.12)     (0.18)     (0.19)     (0.17)           (0.07)
         Distributions From Net Realized Gains                       (0.47)     (0.04)     (0.57)     (0.28)           (0.14)
                                                                   -------    -------    -------    -------         --------
         Total Distributions                                         (0.59)     (0.22)     (0.76)     (0.45)           (0.21)
                                                                   -------    -------    -------    -------         --------
Net Asset Value, End of Period                                     $ 11.50    $ 12.59    $ 11.17    $ 11.63         $  11.05
                                                                   =======    =======    =======    =======         ========
Total Return                                                         (3.80)%    14.64%      2.51%      9.35%           12.69%(2)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $24,049    $ 7,449    $ 6,971    $ 4,695         $  1,683
Ratio of Expenses to Average Net Assets                               1.10%      1.10%      1.10%      1.10%            1.10%(3)
Ratio of Net Investment Income to Average Net Assets                  1.02%      1.53%      1.85%      1.79%            1.65%(3)
Ratio of Expenses to Average Net Assets, Excluding Waivers and
 Reimbursements                                                       2.08%      2.15%      2.23%      2.69%            3.58%(3)
Ratio of Net Income (Loss) to Average Net Assets, Excluding
 Waivers and Reimbursements                                           0.04%      0.48%      0.72%      0.20%           (0.83)%(3)
Portfolio Turnover Rate                                                 73%        32%        59%        79%              18%(2)
----------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Not annualized.

(3)Annualized.


                             24 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


INTERNATIONAL PORTFOLIO

                                                                                    Fiscal year             Fiscal period
                                                                                       ended                    ended
CLASS IA SHARES                                                                 December 31, 2001(2)     December 31, 2000(1)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                   $  8.09                 $ 10.00
                                                                                       -------                 -------
Investment Operations:
         Net Investment Income                                                            0.08                      --
         Net Realized and Unrealized Loss on Investments                                 (2.06)                  (1.91)
                                                                                       -------                 -------
         Total From Investment Operations                                                (1.98)                  (1.91)
                                                                                       -------                 -------
Less Distributions:
         Dividends From Net Investment Income                                            (0.03)                     --
         Distributions From Net Realized Gains                                              --                      --
         Return of Capital                                                               (0.02)                     --
                                                                                       -------                 -------
         Total Distributions                                                             (0.05)                     --
                                                                                       -------                 -------
Net Asset Value, End of Period                                                         $  6.06                 $  8.09
                                                                                       =======                 =======
Total Return                                                                            (24.52)%                (19.10)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                        $ 2,449                 $ 3,396
Ratio of Expenses to Average Net Assets                                                   1.35%                   1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets                               0.81%                  (0.07)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements             3.23%                   5.23%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and
 Reimbursements                                                                          (1.07)%                 (3.95)%
Portfolio Turnover Rate                                                                    183%                     64%
-----------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


LARGE CAP GROWTH PORTFOLIO

                                                                                    Fiscal year             Fiscal period
                                                                                       ended                    ended
CLASS IA SHARES                                                                 December 31, 2001(2)     December 31, 2000(1)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                   $  8.28                 $ 10.00
                                                                                       -------                 -------
Investment Operations:
         Net Investment Income                                                            0.01                      --
         Net Realized and Unrealized Loss on Investments                                 (2.54)                  (1.72)
                                                                                       -------                 -------
         Total From Investment Operations                                                (2.53)                  (1.72)
                                                                                       -------                 -------
Less Distributions:
         Dividends From Net Investment Income                                            (0.01)                     --
         Distributions From Net Realized Gains                                              --                      --
                                                                                       -------                 -------
         Total Distributions                                                             (0.01)                     --
                                                                                       -------                 -------
Net Asset Value, End of Period                                                         $  5.74                 $  8.28
                                                                                       =======                 =======
Total Return                                                                            (30.60)%                (17.20)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                        $ 2,301                 $ 1,600
Ratio of Expenses to Average Net Assets                                                   0.87%                   0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets                               0.09%                  (0.07)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements             3.59%                   9.26%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and
 Reimbursements                                                                          (2.63)%                 (8.53)%
Portfolio Turnover Rate                                                                    104%                     30%
-----------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


                             25 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


MID CAP GROWTH PORTFOLIO

                                                                                         Fiscal period
                                                                                             ended
CLASS IA SHARES                                                                     December 31, 2001(1),(2)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                        $ 10.00
                                                                                            -------
Investment Operations:
         Net Investment Loss                                                                  (0.02)
         Net Realized and Unrealized Loss on Investments                                      (2.22)
                                                                                            -------
         Total From Investment Operations                                                     (2.24)
                                                                                            -------
Less Distributions:
         Dividends From Net Investment Income                                                    --
         Distributions From Net Realized Gains                                                   --
                                                                                            -------
         Total Distributions                                                                     --
                                                                                            -------
Net Asset Value, End of Period                                                              $  7.76
                                                                                            =======
Total Return                                                                                  22.40%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                             $ 1,071
Ratio of Expenses to Average Net Assets                                                        0.09%
Ratio of Net Investment Loss to Average Net Assets                                            (0.22)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                  7.25%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements      (6.57)%
Portfolio Turnover Rate                                                                         280%
------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


SMALL CAP GROWTH PORTFOLIO

                                                                                         Fiscal period
                                                                                             ended
CLASS IA SHARES                                                                     December 31, 2001(1),(2)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                        $ 10.00
                                                                                            -------
Investment Operations:
         Net Investment Loss                                                                  (0.03)
         Net Realized and Unrealized Loss on Investments                                      (1.62)
                                                                                            -------
         Total From Investment Operations                                                     (1.65)
                                                                                            -------
Less Distributions:
         Dividends From Net Investment Income                                                    --
         Distributions From Net Realized Gains                                                   --
                                                                                            -------
         Total Distributions                                                                     --
                                                                                            -------
Net Asset Value, End of Period                                                              $  8.35
                                                                                            =======
Total Return                                                                                 (16.50)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                             $ 1,040
Ratio of Expenses to Average Net Assets                                                        0.90%
Ratio of Net Investment Loss to Average Net Assets                                            (0.42)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                  7.29%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements      (6.81)%
Portfolio Turnover Rate                                                                         283%
------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


                             26 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


TECHNOLOGY PORTFOLIO

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                   ended
CLASS IA SHARES                                                                 December 31, 2001(2)    December 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                   $  5.79                 $ 10.00
                                                                                       -------                 -------
Investment Operations:
         Net Investment Loss                                                             (0.01)                  (0.01)
         Net Realized and Unrealized Loss on Investments                                 (2.98)                  (4.20)
                                                                                       -------                 -------
         Total From Investment Operations                                                (2.99)                  (4.21)
                                                                                       -------                 -------
Less Distributions:
         Dividends From Net Investment Income                                               --                      --
         Distributions From Net Realized Gains                                              --                      --
                                                                                       -------                 -------
         Total Distributions                                                                --                      --
                                                                                       -------                 -------
Net Asset Value, End of Period                                                         $  2.80                 $  5.79
                                                                                       =======                 =======
Total Return                                                                            (51.64)%                (42.10)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                        $ 1,602                 $ 1,447
Ratio of Expenses to Average Net Assets                                                   0.90%                   0.90%
Ratio of Net Investment Loss to Average Net Assets                                       (0.39)%                 (0.18)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements             4.60%                   8.88%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and
 Reimbursements                                                                          (4.09)%                 (8.16)%
Portfolio Turnover Rate                                                                    377%                    149%
----------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total returns.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


                             27 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- INCOME FUNDS
                                                      STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IB SHARES



                                       CORPORATE BOND PORTFOLIO
                                       EQUITY INCOME PORTFOLIO
                                       INTERNATIONAL PORTFOLIO
                                       LARGE CAP GROWTH PORTFOLIO
                                       MID CAP GROWTH PORTFOLIO
                                       SMALL CAP GROWTH PORTFOLIO
                                       TECHNOLOGY PORTFOLIO
















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THESE
                                       PORTFOLIOS, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARIES
--------------------------------------------------------------------------------
           Corporate Bond Portfolio                                    2
--------------------------------------------------------------------------------
           Equity Income Portfolio                                     4
--------------------------------------------------------------------------------
           International Portfolio                                     6
--------------------------------------------------------------------------------
           Large Cap Growth Portfolio                                  8
--------------------------------------------------------------------------------
           Mid Cap Growth Portfolio                                   10
--------------------------------------------------------------------------------
           Small Cap Growth Portfolio                                 11
--------------------------------------------------------------------------------
           Technology Portfolio                                       12
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
           Buying and Selling Shares                                  14
--------------------------------------------------------------------------------
           Managing Your Investment                                   14
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                 15
--------------------------------------------------------------------------------
           Comparative Fund Performance                               16
--------------------------------------------------------------------------------
           More About The Portfolios                                  19
--------------------------------------------------------------------------------
           Financial Highlights                                       23
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Corporate Bond Portfolio's objective is to provide investors with a high level of current income consistent with prudent risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Corporate Bond Portfolio will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in corporate debt obligations. The portfolio will also invest in a combination of:

o        U.S. dollar-denominated debt obligations of foreign issuers.

o securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o        mortgage- and asset-backed securities.

Portfolio managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

The portfolio invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the portfolio's securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The portfolio will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the portfolio's total assets. Quality determinations regarding these securities will be made by the portfolio's advisor.

The portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

Under normal market conditions the portfolio attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The portfolio's weighted average effective maturity and average effective duration are measures of how the portfolio may react to interest rate changes.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this portfolio include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Portfolios -- Additional Investment Strategies of Corporate Bond Portfolio."

INCOME RISK. The portfolio's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the portfolio would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in "More About The Portfolios -- Additional Risks of Corporate Bond Portfolio."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the portfolios may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

CORPORATE BOND PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


CORPORATE BOND PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

 8.74%    -1.42%    -4.81%    11.90%    8.25%
--------------------------------------------------------------------------------
 1997      1998      1999      2000     2001

Best Quarter:       Quarter ending:   June 30, 1997           4.68%
Worst Quarter:      Quarter ending:   December 31, 1999      (2.28)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Corporate Bond Portfolio                          1/3/97       8.25%       4.33%
--------------------------------------------------------------------------------
Lehman U.S. Credit Index(3)                                   10.40%       7.31%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                         8.50%       7.12%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (1.02)%.

(2)On 12/17/01, the Corporate Bond Portfolio became the successor by merger to the Ohio National Strategic Income Portfolio, a series of Ohio National Fund, Inc. Prior to the merger, Corporate Bond Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Ohio National Strategic Income Portfolio.

(3)The Lehman U.S. Credit Index is an unmanaged index comprised of fixed-rate, dollar-denominated, investment-grade U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The securities must have at least one year to final maturity. Previously, the portfolio used the Lehman Government/Credit Bond Index as a benchmark. The Lehman Government/Credit Bond Index is an unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. Going forward, the portfolio will use the Lehman U.S. Credit Index as a comparison because the composition better matches the portfolio's investment objectives and strategies. The since inception performance of the indices is calculated from 1/30/97.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

EQUITY INCOME PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Portfolio's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the portfolio's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The portfolio will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the portfolio. However, the portfolio also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The portfolio's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the portfolio will provide current income at the time of purchase.

The portfolio invests up to 25% in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The portfolio may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The portfolio may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

EQUITY INCOME PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution of "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of Class IB shares will be lower due to their higher expenses.


EQUITY INCOME PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2) (Class IA)

[BAR CHART]

 9.35%    2.51%     14.64%    -3.80%
--------------------------------------------------------------------------------
 1998     1999       2000      2001

Best Quarter:       Quarter ending:   June 30, 1998           12.31%
Worst Quarter:      Quarter ending:   September 30, 1998      (9.34)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Equity Income Portfolio (Class IA)                7/1/97     (3.80)%       7.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                    (11.88)%       5.67%
--------------------------------------------------------------------------------
Russell 1000 Index(3)                                       (12.45)%       5.81%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was 3.30%.

(2)On 12/17/01, the Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust. Prior to the merger, Equity Income Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Firstar Equity Income Portfolio. On 2/12/01, the Firstar Equity Income Portfolio became the successor by merger to a series of Cova Series Trust. Prior to the merger, the Firstar Equity Income Portfolio had no assets or liabilities. Performance presented prior to 2/12/01 represents that of the Cova Series Trust series.

(3)The S&P 500 Composite Index is an unmanaged index of large-capitalization stocks. Previously, the portfolio used the Russell 1000 Index as a benchmark. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Going forward, the portfolio will use the S&P 500 Composite Index as a comparison because its composition better matches the portfolio's objectives and strategies. The since inception performance of the indices is calculated from 7/1/97.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

International Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o        that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the portfolio's assets in a small number of countries, the portfolio may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio's hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of the Class IB shares will be lower due to their higher expenses.


INTERNATIONAL PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2) (Class IA)

[BAR CHART]

-24.52%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001         5.64%
Worst Quarter:      Quarter ending:   September 30, 2001      (15.74)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
International Portfolio (Class IA)               4/28/00    (24.52)%    (25.49)%
--------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(3)                              (21.21)%    (18.10)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (0.16)%.

(2)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the portfolio's assets.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/00.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Portfolio's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of the Class IB shares will be lower due to their higher expenses.


LARGE CAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1) (Class IA)

[BAR CHART]

-30.60%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       12.23%
Worst Quarter:      Quarter ending:   March 31, 2001         (24.52)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Large Cap Growth Portfolio (Class IA)            4/28/00    (30.60)%    (28.44)%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                (20.42)%    (25.93)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (4.01)%.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 4/30/00.


                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $1.4 billion to $12 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Mid Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $147 million to $1.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Small Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Technology Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology-related services such as internet-related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio's securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of the Class IB shares will be lower due to their higher expenses.


TECHNOLOGY PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class IA)(1)

[BAR CHART]

-51.64%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       44.33%
Worst Quarter:      Quarter ending:   March 31, 2001         (45.94)%


AVERAGE ANNUAL TOTAL RETURNS                     Inception                 Since
AS OF 12/31/01                                        Date   One Year  Inception
--------------------------------------------------------------------------------
Technology Portfolio (Class IA)                    4/28/00   (51.64)%   (54.28)%
--------------------------------------------------------------------------------
Standard & Poor's Technology Composite Index(2)              (24.02)%   (38.43)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (9.29)%.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 4/30/00.


                             13 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

--------------------------------------------------------------------------------
MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

DISTRIBUTION PLAN. First American Insurance Portfolios has adopted a Distribution Plan covering the Class IB shares of each portfolio. Under that plan, Class IB shares of each portfolio pay an annual distribution or "12b-1" fee equal up to 0.25% of the average daily net assets of Class IB shares. These fees are paid to the portfolios' distributor, to pay for expenses incurred in connection with distributing Class IB shares, including payments by the distributor to insurance companies whose separate accounts invest in the portfolios. Because these fees are paid out of a portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in Class IB shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.


                             14 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolios' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO(2)                                                0.78%
EQUITY INCOME PORTFOLIO(2)                                                 0.02%
INTERNATIONAL PORTFOLIO(3)                                                 0.00%
LARGE CAP GROWTH PORTFOLIO(3)                                              0.00%
MID CAP GROWTH PORTFOLIO(3)                                                0.00%
SMALL CAP GROWTH PORTFOLIO(3)                                              0.00%
TECHNOLOGY PORTFOLIO(3)                                                    0.00%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment sub-advisor to the predecessor portfolios of Corporate Bond Portfolio and Equity Income Portfolio. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees and, with respect to Corporate Bond Portfolio and Equity Income Portfolio, sub-advisory fees, paid by each portfolio did not change as a result of the combination.

(2)From May 2, 2001 through December 17, 2001, U.S. Bancorp Asset Management served as investment sub-advisor to the predecessors of Corporate Bond Portfolio and Equity Income Portfolio. On December 17, 2001, Corporate Bond Portfolio and Equity Income Portfolio became the successors by merger to separate series' of Ohio National Fund, Inc. and Met Life Investors Series Trust, respectively. The current contractual advisory fee rates for Corporate Bond Portfolio and Equity Income Portfolios are 0.70% and 0.65%, respectively.

(3)For the fiscal year ended December 31, 2001, the contractual advisory fee rate for International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio, was 1.10%, 0.65%, 0.70%, 0.70% and 0.70%, respectively.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

SUB-ADVISOR

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the portfolio's assets and the placement of brokerage transactions for the portfolio. Clay Finlay has been retained by the portfolio's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.


                             15 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

COMPARATIVE FUND PERFORMANCE

Mid Cap Growth Portfolio and Small Cap Growth Portfolio (Portfolios) are each recently organized series of First American Insurance Portfolios, Inc. and do not yet have a full calendar year of performance history. However, each of these Portfolios is substantially similar, i.e., each has identical investment objectives, strategies, risks and policies, to Mid Cap Growth Fund and Small Cap Growth Fund (Funds), respectively, offered through First American Investment Funds, Inc., another registered open-end investment company managed by the investment advisor, U.S. Bancorp Asset Management. Performance information for the Funds is presented to provide you with the track record (performance and volatility) of the advisor in managing Funds that have been managed in a substantially similar fashion to the way the advisor is managing the Portfolios. The illustrations below for Mid Cap Growth Fund and Small Cap Growth Fund are based on Class A retail shares. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for past performance of the portfolios or as an indication of future performance of the Portfolios.

The bar charts show you how the performance of each Fund has varied from year to year. The tables compare each Fund's performance over different time periods to that of each Fund's benchmark index, which is a broad measure of market performance, is unmanaged, has no expenses, and is unavailable for investment. The bar chart and the table for each Fund assume that all distributions have been reinvested and reflect the Fund's fees and expenses (after waivers).

Fees and expenses for Class IB shares of the Portfolios, offered in this prospectus as an investment for variable annuity contracts, differ from the fees and expenses reflected in the performance returns for the Funds set forth below. Total fees and expenses for the Portfolios, including any fee waivers, are disclosed in the participating insurance company prospectus. The comparative performance information presented does not reflect the deduction of any separate fees that would have been imposed by participating insurance companies in connection with their sale of variable annuity contracts to investors; if the performance had been adjusted to reflect any such fees, returns would be lower. Investors should refer to the participating insurance company's prospectus describing all related contract fees; any such fees will reduce the performance of the Portfolios.


                             16 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares
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COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

 7.23%  18.46%  -4.90%  39.35%  11.84  23.40%  10.58%  54.59%  3.51%  -29.25%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996   1997    1998    1999   2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        47.75%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.64)%


AVERAGE ANNUAL TOTAL RETURNS      Inception
AS OF 12/31/01(2),(4)                  Date   One Year   Five Years    Ten Years
--------------------------------------------------------------------------------
Mid Cap Growth Fund                 4/23/90   (33.14)%        7.86%       10.64%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(5)                (20.15)%        9.02%       11.10%
--------------------------------------------------------------------------------
Russell Midcap Index(6)                        (5.61)%       11.39%       13.57%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (10.25)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.20% for Mid Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Mid Cap Growth Portfolio have no sales charge.

(3)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Mid Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Mid Cap Growth Fund.

(4)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(5)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The Russell Midcap Growth Index will be the comparative benchmark for Mid Cap Growth Portfolio.

(6)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.


                             17 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

11.47%  10.98%  -2.44%  20.20%  11.68%  29.23%  7.73%  66.76%  -5.97%  -20.60%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997   1998    1999    2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        51.34%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.97)%


AVERAGE ANNUAL TOTAL RETURNS     Inception
AS OF 12/31/01(2),(3),(4)             Date    One Year   Five Years    Ten Years
--------------------------------------------------------------------------------
Small Cap Growth Fund              3/16/87    (24.97)%       10.37%       10.25%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(5)                   (9.23)%        2.87%        7.19%
--------------------------------------------------------------------------------
Russell 2000 Index(6)                           2.48%         7.51%       11.50%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (10.85)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.23% for Small Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Small Cap Growth Portfolio have no sales charge.

(3)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Small Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Small Cap Growth Fund.

(4)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

(5)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison, because its composition better matches the funds investment objectives and strategies. The Russell 2000 Growth Index will be the comparative benchmark for Small Cap Growth Portfolio.

(6)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.


                             18 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares
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Additional Information

MORE ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each portfolio's historical portfolio turnover rate.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES OF
CORPORATE BOND PORTFOLIO

EFFECTIVE MATURITY. The portfolio attempts to maintain an effective maturity within a specified range. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

EFFECTIVE DURATION. The portfolio also attempts to maintain an effective duration within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of portfolios which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF THE TECHNOLOGY SECTOR. Technology Portfolio invests primarily in equity securities of companies which the portfolio's advisor believes have, or will develop, products, processes or


                             19 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

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services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE COMPANIES. Technology Portfolio may have significant investments in development stage and small-capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Corporate Bond Portfolio may invest up to 25% of its total assets in foreign debt securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' Board of Directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF INTERNATIONAL PORTFOLIO

RISKS OF INTERNATIONAL INVESTING. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting


                             20 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. International Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF CORPORATE BOND PORTFOLIO
AND EQUITY INCOME PORTFOLIO

INTEREST RATE RISK. Debt securities in the portfolios will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Adjustable Rate Mortgages (ARMS) are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

CREDIT RISK. Each portfolio is subject to the risk that the issuers of debt securities held by the portfolio will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the portfolio. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the portfolio to sell. When a portfolio purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of Corporate Bond Portfolio's assets may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Equity Income Portfolio may invest up to 25% in convertible debt securities rated lower than investment grade. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK. The portfolios are exposed to liquidity risk because of their investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the portfolio's performance. Infrequent trading may also lead to greater price volatility.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF CORPORATE BOND PORTFOLIO

INCOME RISK. The portfolio's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the portfolio generally will have to invest the proceeds from sales of portfolio shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The portfolio is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without


                             21 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares
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MORE ABOUT THE PORTFOLIOS CONTINUED

penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A portfolio holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the portfolio. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.


                             22 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of each portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for Corporate Bond Portfolio for the fiscal year ended December 31, 2001 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report, which is available upon request.

The information for Corporate Bond Portfolio for the fiscal periods ended December 31, 2000 and earlier has been derived from the financial statements audited by KPMG LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the Ohio National Fund, Inc. Annual Report (the Strategic Income Portfolio of which is the accounting survivor to the First American Corporate Bond Portfolio), which is available upon request.

The information for Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio for the fiscal period ended December 31, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios' financial statements, is included in the portfolios' annual report, which is available upon request.


CORPORATE BOND PORTFOLIO

                                                                                                                 Fiscal period
                                                                        Fiscal year ended December 31,    January 3, 1997(1) through
                                                                     2001      2000       1999       1998      December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 8.63    $ 8.29     $ 9.34     $10.16           $10.00
                                                                    ------    ------     ------     ------           ------
Investment Operations:
         Net Investment Income                                        0.49      0.59       0.65       0.68             0.71
         Net Realized and Unrealized Gains (Losses) on Investments    0.22      0.34      (1.07)     (0.82)            0.13
                                                                    ------    ------     ------     ------           ------
         Total From Investment Operations                             0.71      0.93      (0.42)     (0.14)            0.84
                                                                    ------    ------     ------     ------           ------
Less Distributions:
         Dividends from Net Investment Income                        (0.48)    (0.59)     (0.63)     (0.68)           (0.67)
         Distributions from Net Realized Gains                          --        --         --         --            (0.01)
                                                                    ------    ------     ------     ------           ------
         Total Distributions                                         (0.48)    (0.59)     (0.63)     (0.68)           (0.68)
                                                                    ------    ------     ------     ------           ------
Net Asset Value, End of Period                                      $ 8.86    $ 8.63     $ 8.29     $ 9.34           $10.16
                                                                    ======    ======     ======     ======           ======
Total Return                                                          8.25%    11.90%     (4.81)%    (1.42)%           8.74%(2)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $2,679    $3,318     $3,095     $4,020           $3,250
Ratio of Expenses to Average Net Assets                               1.35%     1.47%      1.27%      1.18%            1.30%(3)
Ratio of Net Investment Income to Average Net Assets                  5.22%     6.98%      7.23%      7.12%            7.04%(3)
Ratio of Expenses to Average Net Assets, Excluding Waivers and
 Reimbursements                                                       1.37%     1.47%      1.27%      1.18%            1.30%(3)
Ratio of Net Investment Income to Average Net Assets, Excluding
 Waivers and Reimbursements                                           5.20%     6.98%      7.23%      7.12%            7.04%(3)
Portfolio Turnover Rate                                                 47%       28%        53%       104%             102%(2)
-----------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Not annualized.

(3)Annualized.


                             23 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME PORTFOLIO

                                                                                               Fiscal period
                                                                                                   ended
CLASS IB SHARES                                                                             December 31, 2001(1)
----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                              $ 11.25
                                                                                                  -------
Investment Operations:
         Net Investment Income                                                                       0.01
         Net Realized and Unrealized Gains on Investments                                            0.24
                                                                                                  -------
         Total From Investment Operations                                                            0.25
                                                                                                  -------
Less Distributions:
         Dividends from Net Investment Income                                                          --
         Distributions from Net Realized Gains                                                         --
                                                                                                  -------
         Total Distributions                                                                           --
                                                                                                  -------
Net Asset Value, End of Period                                                                    $ 11.50
                                                                                                  =======
Total Return                                                                                         2.22%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                   $12,761
Ratio of Expenses to Average Net Assets                                                              1.25%
Ratio of Net Investment Income to Average Net Assets                                                 1.26%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                        1.26%
Ratio of Net Investment Income to Average Net Assets, Excluding Waivers and Reimbursements           1.25%
Portfolio Turnover Rate                                                                                73%
----------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since December 17, 2001. All ratios for the period have been annualized, except total return.


INTERNATIONAL PORTFOLIO

                                                                                               Fiscal period
                                                                                                   ended
CLASS IB SHARES                                                                             December 31, 2001(1)
----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                              $  5.78
                                                                                                  -------
Investment Operations:
         Net Investment Income                                                                       0.02
         Net Realized and Unrealized Gains on Investments                                            0.30
                                                                                                  -------
         Total From Investment Operations                                                            0.32
                                                                                                  -------
Less Distributions:
         Dividends from Net Investment Income                                                       (0.02)
         Distributions from Net Realized Gains                                                         --
                                                                                                  -------
         Return of Capital                                                                          (0.02)
         Total Distributions                                                                        (0.04)
                                                                                                  -------
Net Asset Value, End of Period                                                                    $  6.06
                                                                                                  =======
Total Return                                                                                         5.61%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                   $    16
Ratio of Expenses to Average Net Assets                                                              1.60%
Ratio of Net Investment Income to Average Net Assets                                                 0.87%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                        2.33%
Ratio of Net Investment Income to Average Net Assets, Excluding Waivers and Reimbursements           0.14%
Portfolio Turnover Rate                                                                               183%
----------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return.


                             24 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP GROWTH PORTFOLIO

                                                                                            Fiscal period
                                                                                                ended
CLASS IB SHARES                                                                          December 31, 2001(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                            $  7.07
                                                                                                -------
Investment Operations:
         Net Investment Income (Loss)                                                                --
         Net Realized and Unrealized Losses on Investments                                        (1.33)
                                                                                                -------
         Total From Investment Operations                                                         (1.33)
                                                                                                -------
Less Distributions:
         Dividends from Net Investment Income                                                        --
         Distributions from Net Realized Gains                                                       --
                                                                                                -------
         Total Distributions                                                                         --
                                                                                                -------
Net Asset Value, End of Period                                                                  $  5.74
                                                                                                =======
Total Return                                                                                     (18.79)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                 $    22
Ratio of Expenses to Average Net Assets                                                            1.15%
Ratio of Net Investment Loss to Average Net Assets                                                (0.20)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                      2.79%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements          (1.84)%
Portfolio Turnover Rate                                                                             104%
-------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized, except total return.


MID CAP GROWTH PORTFOLIO

                                                                                            Fiscal period
                                                                                                ended
CLASS IB SHARES                                                                          December 31, 2001(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                            $  9.23
                                                                                                -------
Investment Operations:
         Net Investment Loss                                                                      (0.01)
         Net Realized and Unrealized Loss on Investments                                          (1.47)
                                                                                                -------
         Total From Investment Operations                                                         (1.48)
                                                                                                -------
Less Distributions:
         Dividends from Net Investment Income                                                        --
         Distributions from Net Realized Gains                                                       --
                                                                                                -------
         Total Distributions                                                                         --
                                                                                                -------
Net Asset Value, End of Period                                                                  $  7.75
                                                                                                =======
Total Return                                                                                     (16.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                 $    69
Ratio of Expenses to Average Net Assets                                                            1.15%
Ratio of Net Investment Loss to Average Net Assets                                                (0.63)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                      5.90%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements          (5.38)%
Portfolio Turnover Rate                                                                             280%
-------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized, except total return.


                             25 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


SMALL CAP GROWTH PORTFOLIO

                                                                                             Fiscal period
                                                                                                 ended
CLASS IB SHARES                                                                           December 31, 2001(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                            $  7.05
                                                                                                -------
Investment Operations:
         Net Investment Income (Loss)                                                                --
         Net Realized and Unrealized Gains on Investments                                          1.30
                                                                                                -------
         Total From Investment Operations                                                          1.30
                                                                                                -------
Less Distributions:
         Dividends from Net Investment Income                                                        --
         Distributions from Net Realized Gains                                                       --
                                                                                                -------
         Total Distributions                                                                         --
                                                                                                -------
Net Asset Value, End of Period                                                                  $  8.35
                                                                                                =======
Total Return                                                                                      18.44%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                 $    35
Ratio of Expenses to Average Net Assets                                                            1.15%
Ratio of Net Investment Loss to Average Net Assets                                                (0.90)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                      3.77%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements          (3.52)%
Portfolio Turnover Rate                                                                             283%
--------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return.


TECHNOLOGY PORTFOLIO

                                                                                             Fiscal period
                                                                                                 ended
CLASS IB SHARES                                                                           December 31, 2001(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                            $  1.94
                                                                                                -------
Investment Operations:
         Net Investment Loss                                                                      (0.01)
         Net Realized and Unrealized Gains on Investments                                          0.87
                                                                                                -------
         Total From Investment Operations                                                          0.86
                                                                                                -------
Less Distributions:
         Dividends from Net Investment Income                                                        --
         Distributions from Net Realized Gains                                                       --
                                                                                                -------
         Total Distributions                                                                         --
                                                                                                -------
Net Asset Value, End of Period                                                                  $  2.80
                                                                                                =======
Total Return                                                                                      44.33%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                 $     3
Ratio of Expenses to Average Net Assets                                                            1.15%
Ratio of Net Investment Loss to Average Net Assets                                                (1.01)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                      2.74%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements          (2.60)%
Portfolio Turnover Rate                                                                             377%
--------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return.


                             26 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

SEC file number:  811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2002

                            CORPORATE BOND PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                             INTERNATIONAL PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                           SMALL CAP GROWTH PORTFOLIO
                              TECHNOLOGY PORTFOLIO


This Statement of Additional Information relates to the Class IA and Class IB Shares of the portfolios named above (the "Portfolios"), each of which is a series of First American Insurance Portfolios, Inc. The Portfolios available in each variable annuity where First American Insurance Portfolios are offered may vary. Please see your participating insurance company prospectus to confirm which Portfolios are available to you. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Portfolios' current Prospectuses dated May 1, 2002. The financial statements included as part of the Portfolios' Annual Report to shareholders for the fiscal year ended December 31, 2001 are incorporated by reference into this Statement of Additional Information. To obtain copies of variable annuity prospectuses, contact your participating insurance company. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION...........................................................1

ADDITIONAL INFORMATION CONCERNING PORTFOLIO INVESTMENTS.......................2
       Short-Term Investments.................................................2
       U.S. Government Securities.............................................3
       Repurchase Agreements..................................................4
       When-Issued and Delayed Delivery Transactions..........................4
       Lending of Portfolio Securities .......................................5
       Options Transactions...................................................6
       Futures and Options on Futures.........................................7
       Fixed Income Securities - Equity Portfolios............................8
       Foreign Securities.....................................................9
       Foreign Currency Transactions.........................................11
       Mortgage-Backed Securities............................................13
       Asset-Backed Securities...............................................15
       Zero-Coupon Securities................................................16
       Adjustable Rate Mortgage Securities...................................16
       Debt Obligations Rated Less Than Investment Grade.....................16
       Floating Rate Debt Obligations........................................17
       Fixed Rate Debt Obligations...........................................17
       Payment-In-Kind Debentures and Delayed Interest Securities............17
       Preferred Stock.......................................................18
       Participation Interests...............................................18
       CFTC Information......................................................18

INVESTMENT RESTRICTIONS......................................................19

PORTFOLIO NAMES..............................................................20

PORTFOLIO TURNOVER...........................................................20

DIRECTORS AND EXECUTIVE OFFICERS.............................................20
       Independent Directors.................................................20
       Interested Director(s)................................................22
       Officers..............................................................23
       Standing Committees of the Board of Directors.........................25
       Portfolio Shares Owned by the Directors...............................25
       Approval of Investment Advisory Contract..............................26
       Compensation..........................................................26

CODE OF ETHICS...............................................................28

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE PORTFOLIOS....................28
       Investment Advisor....................................................28
       Sub-Advisor for International Portfolio...............................30
       Administrator.........................................................31
       Distributor...........................................................32
       Custodian and Auditors................................................33

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE...........................34

CAPITAL STOCK................................................................36

NET ASSET VALUE AND OFFERING PRICE...........................................39

PORTFOLIO PERFORMANCE........................................................39

TAXATION.....................................................................41

RATINGS......................................................................44
       Ratings of Corporate Debt Obligations.................................44
       Ratings of Commercial Paper...........................................46

FINANCIAL STATEMENTS.........................................................47

                               GENERAL INFORMATION

         First American Insurance Portfolios, Inc. ("FAIP") was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in seven series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIP to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Portfolios."

         The Bylaws of FAIP provide that annual shareholders' meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the Investment Company Act of 1940 (the "1940 Act"). Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders. Minnesota law further provides that a special meeting of shareholders may be called by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to facilitate or effect a business combination, including any action to change or otherwise affect the composition of the board of directors for that purpose, must be called by 25% or more of the voting power of all shares entitled to vote. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory agreements, and for the adoption of, and material increases in amounts payable under, Rule 12b-1 distribution plans.

         Corporate Bond Portfolio, Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and International Portfolio are each diversified series of an open-end management investment company. Technology Portfolio is a non-diversified series of an open-end management investment company. Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, International Portfolio and Technology Portfolio shall constitute the "Equity Portfolios."

         Insurance companies may purchase shares of the Portfolios for their separate accounts through two separate share classes, Class IA and Class IB, which are identical in all respects, except that Class IB shares of the Portfolios may pay a Rule 12b-1 fee at an annual rate of up to 0.25% of the average daily net assets of the Class IB shares to the Portfolios' distributor. Except for this difference between the share classes pertaining to distribution costs, each share of each Portfolio represents an equal proportionate interest in that Portfolio.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Investment Funds, Inc. ("FAIF"); and nine separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc. III, Minnesota Municipal Term Trust Inc. II, and American Income Fund, Inc.) collectively referred to as the First American Closed-End Funds ("FACEF").

             ADDITIONAL INFORMATION CONCERNING PORTFOLIO INVESTMENTS

         The main investment strategies of each Portfolio are set forth in the Portfolios' Prospectuses. Additional information concerning main investment strategies of the Portfolios, and other investment strategies which may be used by the Portfolios, is set forth below. The Portfolios have attempted to identify any investment strategies that will be employed in pursuing each Portfolio's investment objective. However, in the absence of an affirmative limitation, a Portfolio may utilize any strategy or technique that is consistent with its investment objective. The Portfolios do not anticipate that any such strategy or technique would exceed 5% of a Portfolio's assets absent specific identification of that practice. Additional information concerning the Portfolios' investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by a Portfolio stated in this Section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Portfolio which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Portfolio may consider doing so. However, in no event will more than 5% of any Portfolio's net assets (other than Equity Income Portfolio, to the extent that it can invest in convertible debt securities, and Corporate Bond Portfolio, which may have up to 35% of its securities rated lower than investment grade) be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Portfolios can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Portfolio; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Portfolios may so invest include money market funds advised by U.S. Bancorp Asset Management, Inc., the Portfolios' investment advisor ("U.S. Bancorp Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         Corporate Bond Portfolio may also invest in Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, the Portfolio may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Portfolios and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Portfolios. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Portfolios may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Portfolios also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings."

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or International Portfolio's Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Portfolios may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Portfolios invest principally are:

         o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o        notes, bonds, and discount notes issued and guaranteed by U.S.
                  government agencies and instrumentalities supported by the full faith and credit of the United States;

         o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

         U.S. TREASURY INFLATION-PROTECTION SECURITIES. The Portfolios' investments in U.S. Government securities may include investments in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices.

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

REPURCHASE AGREEMENTS

         The Portfolios may invest in repurchase agreements. A repurchase agreement involves the purchase by a Portfolio of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Portfolio will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Portfolio entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Portfolio would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor or, in the case of International Portfolio, the Portfolio's Sub-Advisor, will monitor the creditworthiness of the firms with which the Portfolios enter into repurchase agreements.

         The Portfolios' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Portfolio will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered into but delivery of and payment for the securities take place at a later date. A Portfolio will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Portfolio will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         In connection with its ability to purchase securities on a when-issued or delayed delivery basis, Corporate Bond Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, the Portfolio gives up the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

         The purchase of securities on a when-issued or delayed delivery basis exposes a Portfolio to risk because the securities may decrease in value prior to delivery. In addition, a Portfolio's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Portfolio's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to a Portfolio could prevent the Portfolio from realizing a price or yield considered to be advantageous.

         When a Portfolio agrees to purchase securities on a when-issued or delayed delivery basis, the Portfolio's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Portfolio's purchase commitments. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Portfolio will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor or, in the case of International Portfolio, the Portfolio's Sub-Advisor, to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Portfolio's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Portfolios may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Portfolios will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor or, in the case of International Portfolio, the Portfolio's Sub-Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Portfolios will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

         The Advisor may act as securities lending agent for the Portfolios and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the Advisor to provide such services and receive such compensation. The Advisor currently receives fees equal to 40% of the Portfolios' income from securities lending transactions.

         In these loan arrangements, the Portfolios will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or, in the case of International Portfolio, the Portfolio's Sub-Advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Portfolio. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Portfolio or the borrower. While a Portfolio does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

OPTIONS TRANSACTIONS

         To the extent set forth below, the Portfolios may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies. These transactions will be undertaken for the purpose of reducing risk to the Portfolios; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Equity Portfolios may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         A Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. The Portfolios may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. Corporate Bond Portfolio may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Equity Portfolios may write (sell) covered call options. These transactions would be undertaken principally to produce additional income. Depending on the Portfolio, these transactions may include the writing of covered call options on equity securities or in the case of International Portfolio, on foreign currencies. The Portfolios, other than International Portfolio, may write (sell) covered call options covering up to 25% of the equity securities owned by such Portfolios, and, in the case of International Portfolio, covering up to 50% of the equity securities owned by such Portfolio.

         When a Portfolio sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Portfolio will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Portfolio will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. These Portfolios may also write call options on stock indices the movements of which generally correlate with those of the respective Portfolios' holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Portfolio's securities.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Portfolio was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         LIMITATIONS. None of the Portfolios, other than Mid Cap Growth Portfolio and International Portfolio, will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Portfolio's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Portfolio and the prices of options, and the risk of limited liquidity in the event that a Portfolio seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Equity Portfolios may engage in stock index futures contracts and options thereon. Corporate Bond Portfolio may enter into interest rate futures, interest rate index futures and options thereon. International Portfolio may enter into contracts for the future delivery of securities and options thereon, and may enter into contracts for the future delivery of foreign currencies and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Portfolio the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, the Portfolio generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require the Portfolio to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         International Portfolio may use futures contracts and options on futures in an effort to hedge against market risks and as part of its management of foreign currency transactions.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Portfolio's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the Portfolio's total assets. Futures transactions will be limited to the extent necessary to maintain the Portfolio's qualification as a regulated investment company under the Code.

         Where the Portfolio is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Portfolio's total assets. Where the Portfolio is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, the Portfolio could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Portfolio was permitted to enter. Where the Portfolio is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to International Portfolio), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

         Futures transactions involve brokerage costs and require the Portfolio to segregate assets to cover contracts that would require it to purchase securities or currencies. The Portfolio may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Portfolio had not entered into any futures transactions. In addition, the value of the Portfolio's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Portfolio's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES - EQUITY PORTFOLIOS

         The fixed income securities in which Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, Equity Income Portfolio may invest up to 25% of its total assets in less than investment grade convertible debt obligations. Every other Equity Portfolio, including International Portfolio, may invest up to 5% of its net assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "-- Debt Obligations Rated Less Than Investment Grade."

         The fixed income securities specified above, are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Portfolio); (ii) credit risk (the risk that the issuers of debt securities held by a Portfolio default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Portfolio to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES

         GENERAL. Under normal market conditions International Portfolio invests principally in foreign securities. In addition, Equity Income Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio each may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts. Corporate Bond Portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

         EMERGING MARKETS. International Portfolio may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Portfolio shareholders.

         Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of a Portfolio's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Portfolio's cash and securities, the Portfolio's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International Portfolio also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.


         FOREIGN SECURITIES EXCHANGES. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of International Portfolio is uninvested. In addition, settlement problems could cause such Portfolio to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         International Portfolio invests in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. International Portfolio also will incur costs in converting United States dollars to local currencies, and vice versa.

         International Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specific price on a future date agreed upon by the parties. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         International Portfolio may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. The Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. International Portfolio also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.

         Although a foreign currency hedge may be effective in protecting the Portfolio from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Portfolio from favorable changes in exchange rates. The Sub-Advisor's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Advisor's view regarding future exchange rates proves to have been incorrect, International Portfolio may realize losses on their foreign currency transactions.

         As stated above, International Portfolio may engage in a variety of foreign currency transactions in connection with its investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. International Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio will comply with applicable SEC announcements requiring it to segregate assets to cover its commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or to the extent that the position has been "covered" by entering into an offsetting position. International Portfolio generally will not enter into a forward contract with a term longer than one year.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, International Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Portfolio may be able to achieve many of the same objectives as through investing in forward foreign currency exchange contracts.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect International Portfolio against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Portfolio's gain would be offset in part by the premium paid for the option. Similarly, if the Portfolio entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Portfolio would not need to exercise its call if the currency instead depreciated in value. In such a case, the Portfolio could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

         As described in the Prospectuses, Corporate Bond Portfolio also may invest in mortgage-backed securities. The Portfolio will invest only in mortgage-backed securities that are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described below. In addition, the Portfolio may invest in private pass-through securities.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Portfolios will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         o In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         o A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         o A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more its total assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ASSET-BACKED SECURITIES

         Corporate Bond Portfolio may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

ZERO COUPON SECURITIES

         Corporate Bond Portfolio may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

ADJUSTABLE RATE MORTGAGE SECURITIES

         Corporate Bond Portfolio may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

         ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         Corporate Bond Portfolio may invest in both investment grade and non-investment grade debt obligations. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "high-yield" securities or "junk bonds." Corporate Bond Portfolio may invest in non-investment grade bonds rated at least B by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or in unrated securities determined to be of comparable quality by the Advisor.

         The "equity securities" in which the Equity Income Portfolio may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include non-investment grade convertible debt obligations.

         Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations.

         In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the use of non-investment grade convertible debt obligations may be more dependent on the Advisor's own credit analysis than is the case with investment grade obligations.

FLOATING RATE DEBT OBLIGATIONS

         Corporate Bond Portfolio expects to invest in floating rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE DEBT OBLIGATIONS

         Corporate Bond Portfolio will invest in fixed rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

         Corporate Bond Portfolio may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Portfolio at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Portfolio to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code of 1986 (the "Code").

         Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.

PREFERRED STOCK

         The Portfolios may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

PARTICIPATION INTERESTS

         Corporate Bond Portfolio may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. The Portfolio's investments in participation interests are subject to its limitation on investments in illiquid securities. The Portfolio may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIP has made such notice filings with respect to those Portfolios which may invest in commodity futures or commodity options contracts.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Portfolio Investments" above, each of the Portfolios is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

         None of the Portfolios will:

         1. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Concentrate its investments in a particular industry, except that Technology Portfolio will concentrate its investments in the technology industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Portfolio is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         3. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Portfolios from investing in securities or other instruments backed by real estate or interest therein or in securities of companies that deal in real estate or mortgages.

         5. Purchase physical commodities or contracts relating to physical commodities.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FAIP's Board of Directors without a shareholder vote:

         None of the Portfolios will:

         1. Invest more than 15% of its net assets in all forms of illiquid investments.

         2. Make additional investments while its borrowings exceed 5% of its total assets.

--------------------------------------------------------------------------------

* According to the present interpretation by the Securities and Exchange Commission, the Portfolio would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         The Board of Directors has adopted guidelines and procedures under which the Portfolios' Advisor is to determine whether certain types of securities which may be held by the Portfolios are "liquid" and to report to the Board concerning its determinations, including: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; and (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A.

                                 PORTFOLIO NAMES

         With respect to any Portfolio that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Portfolio's net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Portfolio's name, a policy has been adopted by the Portfolios to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).

                               PORTFOLIO TURNOVER

         Portfolio turnover is a measure of the trading activity in the portfolio's investments. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. International Portfolio, Large Cap Growth Portfolio, and Technology Portfolio have each experienced significant increases in their rates of portfolio turnover over the two most recently completed fiscal years. International Portfolio's turnover rate increased from 64% to 183%, respectively, for the fiscal periods ended December 30, 2000 and December 31, 2001. Large Cap Growth Portfolio's turnover rate increased from 30% to 104%, respectively, for the fiscal periods ended December 30, 2000 and December 31, 2001. Technology Portfolio's turnover rate increased from 149% to 377%, respectively, for the fiscal periods ended December 30, 2000 and December 31, 2001. The dramatic deterioration in global economic activity in 2001 coupled with the volatility of the market, especially prevalent in the technology, telecommunications, and energy sectors, were factors that contributed to the frequent trading of securities within the portfolios. The increase in Technology Portfolio's turnover rate is also due in part to a change in sub-advisors to the portfolio effective July 1, 2001.

                    DIRECTORS AND OFFICERS OF THE PORTFOLIOS

         The directors and officers of FAIP are listed below. The Board of Directors generally oversees the overall operation and management of FAIP under the laws of the State of Minnesota. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIP are set forth in a separate table.

INDEPENDENT DIRECTORS
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
                                                                                 NUMBER OF
                  POSITION(S)                                                  PORTFOLIOS IN
 NAME, ADDRESS,      HELD        TERM OF OFFICE            PRINCIPAL            FUND COMPLEX            OTHER
    AND AGE          WITH         AND LENGTH OF       OCCUPATION(S) DURING      OVERSEEN BY       DIRECTORSHIPS HELD
                  PORTFOLIO       TIME SERVED             PAST 5 YEARS            DIRECTOR           BY DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Robert J.         Director    Term expiring          Retired Chief           First American             None
Dayton, 5140                  earlier of death,      Executive Officer,      Funds Complex:
Norwest Center,               resignation,           Okabena Company, a      thirteen
Minneapolis,                  removal,               private family          registered
Minnesota 55402               disqualification, or   financial services      investment
(59)                          successor duly         office; Chairman,       companies,
                              elected and            Okabena Company Board   including sixty
                              qualified. Director    (1989-present); Chief   three portfolios
                              of FAIP since August   Executive Officer,
                              1999                   Okabena Company
                                                     (1993-June 2001)
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
                                                                                 NUMBER OF
                  POSITION(S)                                                  PORTFOLIOS IN
 NAME, ADDRESS,      HELD        TERM OF OFFICE            PRINCIPAL            FUND COMPLEX            OTHER
    AND AGE          WITH         AND LENGTH OF       OCCUPATION(S) DURING      OVERSEEN BY       DIRECTORSHIPS HELD
                  PORTFOLIO       TIME SERVED             PAST 5 YEARS            DIRECTOR           BY DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Roger A.          Director    Term expiring          Vice President, Cargo   First American             None
Gibson, 1020                  earlier of death,      - United Airlines,      Funds Complex:
15th Street,                  resignation,           since July 2001; Vice   thirteen
Suite 41A,                    removal,               President, North        registered
Denver,                       disqualification, or   America-Mountain        investment
Colorado 80202                successor duly         Region for United       companies,
(55)                          elected and            Airlines (1995-2001)    including sixty
                              qualified. Director                            three portfolios
                              of FAIP since August
                              1999
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Andrew M.         Director    Term expiring          Chairman, Hunter,       First American             None
Hunter III, 537               earlier of death,      Keith Industries, a     Funds Complex:
Harrington                    resignation,           diversified             thirteen
Road, Wayzata,                removal,               manufacturing and       registered
Minnesota 55391               disqualification, or   services management     investment
(54)                          successor duly         company, since 1975     companies,
                              elected and                                    including sixty
                              qualified. Director                            three portfolios
                              of FAIP since August
                              1999
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Leonard W.        Director    Term expiring          Owner, Executive and    First American             None
Kedrowski, 16                 earlier of death,      Management              Funds Complex:
Dellwood                      resignation,           Consulting, Inc., a     thirteen
Avenue,                       removal,               management consulting   registered
Dellwood,                     disqualification, or   firm, since 1992;       investment
Minnesota 55110               successor duly         Chief Executive         companies,
(60)                          elected and            Officer, Creative       including sixty
                              qualified. Director    Promotions              three portfolios
                              of FAIP since August   International, LLC, a
                              1999                   promotional award
                                                     programs and products
                                                     company, since 1999;
                                                     Board member, GC
                                                     McGuiggan Corporation
                                                     (DBA Smyth Companies),
                                                     manufacturer of designer
                                                     doors; acted as CEO of
                                                     Graphics Unlimited from
                                                     1996-1998
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Richard K.        Director    Term expiring          Retired; President      First American             None
Riederer, 741                 earlier of death,      and Chief Executive     Funds Complex:
Chestnut Road,                resignation,           Officer, Weirton        thirteen
Sewickley,                    removal,               Steel (1995-2001);      registered
Pennsylvania                  disqualification, or   Director, Weirton       investment
15143 (57)                    successor duly         Steel (1993-2001)       companies,
                              elected and                                    including sixty
                              qualified. Director                            three portfolios
                              of FAIP since August
                              2001
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Joseph D.         Director    Term expiring          Chairman of FAF's and   First American             None
Strauss, 8525                 earlier of death,      FAIF's Boards from      Funds Complex:
Edinbrook                     resignation,           1993 to September       thirteen
Crossing, Suite               removal,               1997 and of FASF's      registered
5, Brooklyn                   disqualification, or   Board from June 1996    investment
Park, Minnesota               successor duly         to September 1997;      companies,
55443 (61)                    elected and            President of FAF and    including sixty
                              qualified. Director    FAIF from June 1989     three portfolios
                              of FAIP since August   to November 1989;
                              1999                   Owner and Executive
                                                     Officer, Excensus TM
                                                     LLC, a consulting firm,
                                                     since 2001; Owner and
                                                     President, Strauss
                                                     Management Company, a
                                                     Minnesota holding
                                                     company for various
                                                     organizational
                                                     management business
                                                     ventures, since 1993;
                                                     Owner, Chairman and
                                                     Chief Executive
                                                     Officer, Community
                                                     Resource Partnerships,
                                                     Inc., a strategic
                                                     planning, operations
                                                     management, government
                                                     relations,
                                                     transportation planning
                                                     and public relations
                                                     organization, since
                                                     1993; attorney at law
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
                                                                                 NUMBER OF
                  POSITION(S)                                                  PORTFOLIOS IN
 NAME, ADDRESS,      HELD        TERM OF OFFICE            PRINCIPAL            FUND COMPLEX            OTHER
    AND AGE          WITH         AND LENGTH OF       OCCUPATION(S) DURING      OVERSEEN BY       DIRECTORSHIPS HELD
                  PORTFOLIO       TIME SERVED             PAST 5 YEARS            DIRECTOR           BY DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Virginia L.       Chair;      Chair Term three       Owner and President,    First American             None
Stringer, 712     Director    years.  Directors      Strategic Management    Funds Complex:
Linwood Avenue,               Term expiring          Resources, Inc.,  a     thirteen
St. Paul,                     earlier of death,      management consulting   registered
Minnesota 55105               resignation,           firm, since 1993;       investment
(57)                          removal,               Executive Consultant    companies,
                              disqualification, or   for State Farm          including sixty
                              successor duly         Insurance Company       three portfolios
                              elected and            since 1997; formerly
                              qualified. Chair of    President and
                              FAIP's Board since     Director, The
                              August 1999;           Inventure Group, a
                              Director of FAIP       management consulting
                              since August 1999      and training company;
                                                     President, Scott's,
                                                     Inc., a
                                                     transportation
                                                     company, and Vice
                                                     President of Human
                                                     Resources, The
                                                     Pillsbury Company
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
James M. Wade,    Director    Term expiring          Owner and President,    First American             None
2802 Wind Bluff               earlier of death,      Jim Wade Homes, a       Funds Complex:
Circle,                       resignation,           homebuilding company,   thirteen
Wilmington,                   removal,               since 1999              registered
North Carolina                disqualification, or                           investment
28409 (58)                    successor duly                                 companies,
                              elected and                                    including sixty
                              qualified. Director                            three portfolios
                              of FAIP since August
                              2001
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

INTERESTED DIRECTOR(S)
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
                                                                                 NUMBER OF
                  POSITION(S)                                                  PORTFOLIOS IN
 NAME, ADDRESS,      HELD        TERM OF OFFICE            PRINCIPAL            FUND COMPLEX            OTHER
    AND AGE          WITH         AND LENGTH OF       OCCUPATION(S) DURING      OVERSEEN BY       DIRECTORSHIPS HELD
                  PORTFOLIO       TIME SERVED             PAST 5 YEARS            DIRECTOR           BY DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
John M. Murphy,   Director    Term expiring          Executive Vice          First American             None
Jr., 800                      earlier of death,      President, U.S.         Funds Complex:
Nicollet Mall,                resignation,           Bancorp since January   thirteen
Minneapolis,                  removal,               1999; Minnesota State   registered
Minnesota 55402               disqualification, or   Chairman - U.S.         investment
(60) **                       successor duly         Bancorp since 2000;     companies,
                              elected and            Chairman and Chief      including sixty
                              qualified. Director    Investment Officer,     three portfolios
                              of FAIP since August   First American Asset
                              1999                   Management and U.S.
                                                     Bank Trust, N.A., and
                                                     Executive Vice
                                                     President, U.S.
                                                     Bancorp (1991-1999).
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management (and its predecessor, First American Asset Management) and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

OFFICERS
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
                                                                                 NUMBER OF
                  POSITION(S)                                                  PORTFOLIOS IN
 NAME, ADDRESS,      HELD        TERM OF OFFICE            PRINCIPAL            FUND COMPLEX            OTHER
    AND AGE          WITH         AND LENGTH OF       OCCUPATION(S) DURING      OVERSEEN BY       DIRECTORSHIPS HELD
                  PORTFOLIO       TIME SERVED             PAST 5 YEARS            OFFICER             BY OFFICER*
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Thomas S.         President   Re-elected by the      Chief Executive         First American          Director of
Schreier, Jr.,                Board annually;        Officer of U.S.         Funds Complex:       Pinnacle Airlines
U.S. Bancorp                  President of FAIP      Bancorp Asset           thirteen                   Corp.
Asset                         since February  2001   Management, Inc.        registered
Management,                                          since May 2001; Chief   investment
Inc., 800                                            Executive Officer of    companies,
Nicollet Mall,                                       First American Asset    including sixty
Minneapolis,                                         Management from         three portfolios
Minnesota 55402                                      December 2000 through
(39)**                                               May 2001 and of
                                                     Firstar Investment &
                                                     Research Management
                                                     Company from February
                                                     2001 through May 2001;
                                                     Senior Managing
                                                     Director and Head of
                                                     Equity Research of U.S.
                                                     Bancorp Piper Jaffray
                                                     from October 1998
                                                     through December 2000;
                                                     Senior Airline Analyst
                                                     and Director of Equity
                                                     Research of Credit
                                                     Suisse First Boston
                                                     through 1998
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Mark S.           Vice        Re-elected by the      Chief Investment        First American             None
Jordahl, U.S.     President - Board annually; Vice   Officer of U.S.         Funds Complex:
Bancorp Asset     Investments President -            Bancorp Asset           thirteen
Management,                   Investments of FAIP    Management, Inc.        registered
Inc. 800                      since September 2001   since September 2001;   investment
Nicollet Mall,                                       President and Chief     companies,
Minneapolis,                                         Investment Officer,     including sixty
Minnesota 55402                                      ING Investment          three portfolios
(41)**                                               Management - Americas
                                                     (September 2000 to
                                                     June 2001); Senior
                                                     Vice President and
                                                     Chief Investment
                                                     Officer, ReliaStar
                                                     Financial Corp.
                                                     (January 1998 to
                                                     September 2000);
                                                     Executive Vice
                                                     President and
                                                     Managing Director,
                                                     Washington Square
                                                     Advisers (January
                                                     1996 to December 1997)
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Peter O.          Vice        Re-elected by the      Executive Vice          First American             None
Torvik, U.S.      President   Board annually; Vice   President of U.S.       Funds Complex:
Bancorp Asset     -           President -            Bancorp Asset           thirteen
Management,       Marketing   Marketing of FAIP      Management since May    registered
Inc. 800                      since September 2000   2001; Executive Vice    investment
Nicollet Mall,                                       President of First      companies,
Minneapolis,                                         American Asset          including sixty
Minnesota 55402                                      Management from         three portfolios
(47)**                                               February 2001 through
                                                     May 2001; President and
                                                     partner of DPG Group, a
                                                     Florida-based
                                                     partnership engaged in
                                                     affinity marketing
                                                     through 2000
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Jeffery M.        Vice        Re-elected by the      Senior Vice President   First American             None
Wilson, U.S.      President   Board annually; Vice   of U.S. Bancorp Asset   Funds Complex:
Bancorp Asset     -           President -            Management since May    thirteen
Management,       AdministratiAdministration of      2001; Senior Vice       registered
Inc. 800                      FAIP since March 2000  President of First      investment
Nicollet Mall,                                       American Asset          companies,
Minneapolis,                                         Management through      including sixty
Minnesota 55402                                      May 2001                three portfolios
(45)**
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
                                                                                 NUMBER OF
                  POSITION(S)                                                  PORTFOLIOS IN
 NAME, ADDRESS,      HELD        TERM OF OFFICE            PRINCIPAL            FUND COMPLEX            OTHER
    AND AGE          WITH         AND LENGTH OF       OCCUPATION(S) DURING      OVERSEEN BY       DIRECTORSHIPS HELD
                  PORTFOLIO       TIME SERVED             PAST 5 YEARS            OFFICER             BY OFFICER*
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Robert H.         Treasurer   Re-elected by the      Senior Vice President   First American             None
Nelson, U.S.                  Board annually;        of U.S. Bancorp Asset   Funds Complex:
Bancorp Asset                 Treasurer of FAIP      Management since May    thirteen
Management,                   since March 2000       2001; Senior Vice       registered
Inc. 800                                             President of First      investment
Nicollet Mall,                                       American Asset          companies,
Minneapolis,                                         Management from 1998    including sixty
Minnesota 55402                                      through May 2001 and    three portfolios
(38)**                                               of Firstar Investment
                                                     & Research Management
                                                     Company from February
                                                     2001 through May
                                                     2001; Senior Vice
                                                     President of Piper
                                                     Capital Management
                                                     Inc. through 1998
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
James L. Chosy,   Secretary   Re-elected by the      General Counsel         First American             None
U.S. Bancorp                  Board annually;        Managing Director of    Funds Complex:
Asset                         Secretary of FAIP      U.S. Bancorp Piper      thirteen
Management,                   since February 2001    Jaffray Inc. since      registered
Inc. 800                                             March 2001;             investment
Nicollet Mall,                                       previously Associate    companies,
Minneapolis,                                         General Counsel of      including sixty
Minnesota 55402                                      U.S. Bancorp since      three portfolios
(38)**                                               November 1995
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Michael J.        Assistant   Re-elected by the      Partner, Dorsey &       First American             None
Radmer, 50        Secretary   Board annually;        Whitney LLP, a          Funds Complex:
South Sixth                   Assistant Secretary    Minneapolis- based      thirteen
Street, Suite                 of FAIP since March    law firm                registered
1500,                         2000; Secretary of                             investment
Minneapolis,                  FAIP from September                            companies,
Minnesota 55402               1999 through March                             including sixty
(57)                          2000                                           three portfolios
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
James D. Alt,     Assistant   Re-elected by the      Partner, Dorsey &       First American             None
50 South Sixth    Secretary   Board annually;        Whitney LLP, a          Funds Complex:
Street, Suite                 Assistant Secretary    Minneapolis- based      thirteen
1500,                         of FAIP since          law firm                registered
Minneapolis,                  September 1998                                 investment
Minnesota 55402                                                              companies,
(50)                                                                         including sixty
                                                                             three portfolios
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Kathleen L.       Assistant   Re-elected by the      Partner, Dorsey &       First American             None
Prudhomme, 50     Secretary   Board annually;        Whitney LLP, a          Funds Complex:
South Sixth                   Assistant Secretary    Minneapolis- based      thirteen
Street, Suite                 of FAIP since          law firm                registered
1500,                         September 1998                                 investment
Minneapolis,                                                                 companies,
Minnesota 55402                                                              including sixty
(49)                                                                         three portfolios
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------
Douglas G.        Assistant   Re-elected by the      Assistant Vice          First American             None
Hess, 612 E.      Secretary   Board annually;        President, Fund         Funds Complex:
Michigan                      Assistant Secretary    Compliance              thirteen
Street,                       of FAIP since          Administrator, U.S.     registered
Milwaukee, WI                 September 2001         Bancorp Fund            investment
53202 (34)**                                         Services, LLC (FKA      companies,
                                                     Firstar Mutual Fund     including sixty
                                                     Services, LLC) since    three portfolios
                                                     March 1997
----------------- ----------- ---------------------- ----------------------- ------------------- --------------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Messrs. Schreier, Jordahl, Torvik, Wilson, Nelson and Chosy are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAIP. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAIP.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAIP Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

----------------- -------------------------------------------- ------------------------- -----------------------------
                                                                                            NUMBER OF FUND COMPLEX
                                                                                           COMMITTEE MEETINGS HELD
                               COMMITTEE FUNCTION                  COMMITTEE MEMBERS       DURING LAST FISCAL YEAR
----------------- -------------------------------------------- ------------------------- -----------------------------
Audit Committee   The Committee will recommend annually to        Leonard Kedrowski                   8
                  the Board of Directors a firm of                     (Chair)
                  independent certified public accountants           Roger Gibson
                  to audit the books and records of the            Richard Riederer
                  funds for the ensuing year.  In connection      Virginia Stringer
                  therewith, the Committee will monitor that         (ex-officio)
                  firm's performance, including a review of
                  each audit and review of fees paid, confer
                  with that firm as to the funds' financial
                  statements and internal controls, evaluate
                  the firm's independence, review procedures
                  to safeguard portfolio securities, review
                  the purchase by the funds from the firm of
                  nonaudit services, facilitate
                  communications with management and service
                  providers and review funds' back-up
                  procedures and disaster recovery plans.
----------------- -------------------------------------------- ------------------------- -----------------------------

----------------- -------------------------------------------- ------------------------- -----------------------------
Pricing           The Committee is responsible for valuing      Joseph Strauss (Chair)                5
Committee         portfolio securities for which market             Robert Dayton
                  quotations are not readily available,              John Murphy
                  pursuant to procedures established by the       Virginia Stringer
                  Board of Directors.                                (ex-officio)
----------------- -------------------------------------------- ------------------------- -----------------------------

----------------- -------------------------------------------- ------------------------- -----------------------------
Nominating        The Committee is responsible for               Andrew Hunter (Chair)                7
Committee         recommending  to the Board of Directors            Roger Gibson
                  (1) nominees for election as directors,
                  Richard Riederer (2) a successor to the
                  Chair when a Virginia Stringer vacancy
                  occurs, and (3) compensation plans
                  (ex-officio) and arrangements for the
                  directors; and reviewing with the Chair,
                  the Chair's recommended Committee
                  assignments.
----------------- -------------------------------------------- ------------------------- -----------------------------

PORTFOLIO SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIP, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-------------------------- ------------------------------------ ------------------------------------------------------
    NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN THE
                                         IN FAIP                            FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------ ------------------------------------------------------
VIRGINIA STRINGER                          --                                       Over $100,000
-------------------------- ------------------------------------ ------------------------------------------------------
ROBERT DAYTON                              --                                      $50,001-100,000
-------------------------- ------------------------------------ ------------------------------------------------------
LEONARD KEDROWSKI                          --                                       Over $100,000
-------------------------- ------------------------------------ ------------------------------------------------------
ROGER GIBSON                               --                                      $10,001-50,000
-------------------------- ------------------------------------ ------------------------------------------------------
ANDREW HUNTER                              --                                       Over $100,000
-------------------------- ------------------------------------ ------------------------------------------------------
JOSEPH STRAUSS                             --                                       Over $100,000
-------------------------- ------------------------------------ ------------------------------------------------------
RICHARD RIEDERER                           --                                      $50,001-100,000
-------------------------- ------------------------------------ ------------------------------------------------------
JAMES WADE                                 --                                       Over $100,000
-------------------------- ------------------------------------ ------------------------------------------------------
JOHN MURPHY                                --                                       Over $100,000
-------------------------- ------------------------------------ ------------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of December 31, 2001.

         The table below provides the amount of securities owned beneficially, or of record, by each independent Director, and their immediate family members, in (i) an investment advisor or principal underwriter of the Portfolio and (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Portfolio.

----------------------- --------------- ----------- -------------- ------------------ --------------------------------
                            NAME OF
                          OWNERS AND
                         RELATIONSHIPS                 TITLE OF         VALUE OF
  NAME OF DIRECTOR        TO DIRECTOR     COMPANY        CLASS         SECURITIES             PERCENT OF CLASS
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
VIRGINIA STRINGER             --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
ROBERT DAYTON                 --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
LEONARD KEDROWSKI             --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
ROGER GIBSON                  --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
ANDREW HUNTER                 --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
JOSEPH STRAUSS                --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
RICHARD RIEDERER              --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------
JAMES WADE                    --            --           --               --                        --
----------------------- --------------- ----------- -------------- ------------------ --------------------------------

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 1, 2001. In connection with its review, the Board of Directors requested and reviewed materials relating to, and considered and evaluated with respect to, each Portfolio, including (i) the terms of the Advisory Agreement, including the nature and scope of services to be provided to the Portfolio by the Advisor as well as the structure and rate of the investment advisory fee to be charged for those services; (ii) the fees and expenses that would be paid by the Portfolio as compared to the fees and expenses paid by similar funds managed by other investment advisers; (iii) the historical investment performance of each Portfolio, as compared to the performance of other funds currently available in the market not advised or managed by the Advisor, but having a similar investment focus and asset composition; (iv) the type and scope of services that historically have been provided to the Portfolio by the Advisor and the ability of the Advisor to continue to provide high quality investment advisory services to the Portfolio, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement; and (v) the current and projected profitability of the Advisor and other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Portfolio (including soft dollar benefits received by the Advisor in addition to its investment advisory fee), in light of other fees and expenses that would be paid by the Portfolio to the Advisor or to affiliates of the Advisor, and the extent to which economies of scale or other benefits were realized by the Advisor and shared with shareholders.

         The Board of Directors also considered information and reports concerning the management and performance of each Portfolio which are provided to it on a regular basis throughout the course of the year. In addition, the Board of Directors was assisted in its review and deliberations by counsel to the independent directors and fund counsel. On the basis of its review and analysis of the foregoing information, the Board of Directors found in the exercise of its business judgment that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board of Directors also performed a similar analysis of the sub-advisory agreement with respect to the International Portfolio and found in the exercise of its business judgment that the terms of such agreement were fair and reasonable and in the best interest of shareholders. No single factor or group of factors was deemed to be determinative by the Board in making these judgments; instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, James D. Alt, and Kathleen L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners, and Gardner, Carton & Douglas, counsel to the independent directors.

         The following table sets forth information concerning aggregate compensation paid to each director of FAIP (i) by FAIP (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended December 31, 2001.* No executive officer or affiliated person of FAIP received any compensation from FAIP in excess of $60,000 during such fiscal year:

----------------------------------- ------------------ -------------------- ------------------- ----------------------
               (1)                         (2)                 (3)                 (4)                   (5)
                                                           PENSION OR
                                        AGGREGATE          RETIREMENT                            TOTAL COMPENSATION
                                      COMPENSATION      BENEFITS ACCRUED     ESTIMATED ANNUAL    FROM REGISTRANT AND
                                     FROM REGISTRANT     AS PART OF FUND      BENEFITS UPON     FUND COMPLEX PAID TO
      NAME OF PERSON, POSITION             (1)              EXPENSES            RETIREMENT          DIRECTORS (2)
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Robert J. Dayton, Director              $    14               -0-                  -0-               $   61,800
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Andrew S. Duff, Director (3, 4, 5)          N/A               N/A                  N/A                      N/A
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Roger A. Gibson, Director                    15               -0-                  -0-                   60,600
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Andrew M. Hunter III, Director               16               -0-                  -0-                   65,550
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Leonard W. Kedrowski, Director               20               -0-                  -0-                   81,000
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Robert L. Spies, Director (3)                11               -0-                  -0-                   48,400
----------------------------------- ------------------ -------------------- ------------------- ----------------------
John M. Murphy, Jr., Director (4)           N/A               N/A                  N/A                      N/A
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Richard K. Riederer, Director (3)             6               -0-                  -0-                   25,500
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Joseph D. Strauss, Director                  17               -0-                  -0-                   72,300
----------------------------------- ------------------ -------------------- ------------------- ----------------------
Virginia L. Stringer, Director &
Chair                                        24               -0-                  -0-                   97,250
----------------------------------- ------------------ -------------------- ------------------- ----------------------
James M. Wade, Director (3)                   4               -0-                  -0-                   19,500
----------------------------------- ------------------ -------------------- ------------------- ----------------------

(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $8; Andrew M. Hunter III, $16; Leonard W. Kedrowski, $20; Joseph D. Strauss, $4; and Virginia L. Stringer, $24.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $30,300; Andrew
         M. Hunter III, $65,550; Leonard W. Kedrowski, $81,000; Joseph D. Strauss, $14,460; and Virginia L. Stringer, $97,250.

(3) Robert L. Spies did not stand for re-election at the August 30, 2001 shareholder meeting. At that same meeting, Andrew S. Duff, Richard K. Riederer and James M. Wade were elected to the Board of Directors.

(4) As "interested persons," Andrew S. Duff and John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for their position on the Board of Directors.

(5)      Andrew S. Duff resigned from the Board of Directors on December 5,
         2001.

* Compensation received during the fiscal year ended December 31, 2001 was based on the following compensation schedule: directors of the funds that were not paid employees or affiliates of the funds were paid a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of the committee chair) and reimbursed travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director received a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair).In addition, directors may have received a per diem fee of $1,500 per day, plus travel expenses, if they traveled out of town on fund business.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc., Clay Finlay Inc., and Quasar Distributors, LLC, have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolios. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

            INVESTMENT ADVISORY AND OTHER SERVICES FOR THE PORTFOLIOS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Portfolios. The Advisor is a wholly owned subsidiary of U.S. Bank National Association ("U.S. Bank"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2001, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $171.3 billion, consolidated deposits of $105.2 billion and shareholders' equity of $16.4 billion.

         Pursuant to an Investment Advisory Agreement dated December 8, 1999 (the "Advisory Agreement"), as amended on behalf of each Portfolio and assumed by the Advisor from U.S. Bank pursuant to an internal reorganization within U.S. Bancorp on May 1, 2001, FAIP engages the Advisor to manage the investment of each Portfolio's assets. Prior to May 1, 2001, U.S. Bank served as investment advisor to the International Portfolio, Large Cap Portfolio, Mid Cap Portfolio, Small Cap Portfolio, and Technology Portfolio.

         On December 17, 2001, Corporate Bond Portfolio became successor by merger to the Strategic Income Portfolio, a series of Ohio National Fund, Inc. Prior to December 17, 2001, the predecessor portfolio of Corporate Bond Portfolio was advised by, and paid fees to, Ohio National Investments, Inc., a wholly - owned subsidiary of Ohio National Life Insurance Company, and located at One Financial Way, Montgomery, OH 45242. The portfolio was sub-advised by Firstar Investment Research & Management Company, LLC (FIRMCO), an affiliate of Firstar Bank N.A., and located at 777 East Wisconsin Avenue, Milwaukee, WI 53202.

         On December 17, 2001, Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust. Prior to December 17, 2001, the predecessor portfolio of Equity Income Portfolio was advised by, and paid fees to, Met Investors Advisory Corporation, a wholly - owned subsidiary of MetLife Investors Group, Inc., and located at 22 Corporate Plaza Drive, Newport Beach, CA 92660. On February 12, 2001, Firstar Equity Income Portfolio became the successor by merger to the Equity Income Portfolio, a series of Cova Series Trust. Prior to February 12, 2001, the predecessor portfolio of Firstar Equity Income Portfolio was advised by, and paid fees to, Cova Investment Advisory Corporation, located at One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181. The predecessor portfolios of Equity Income Portfolio were sub-advised by FIRMCO.

         The Investment Advisory Agreement requires that the Portfolios pay the Advisor monthly fees calculated on an annual basis equal to 0.65% of average daily net assets for Equity Income Portfolio and Large Cap Growth Portfolio, equal to 0.70% of average daily net assets for Corporate Bond Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio, and equal to 1.10% of average daily net assets for International Portfolio. The Advisory Agreement requires the Advisor to provide FAIP with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIP and the officers and directors of FAIP, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, each Portfolio pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Portfolio may enter into an agreement for the performance of services. Each Portfolio is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Portfolio from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Portfolios from time to time, in its discretion, while retaining the ability to be reimbursed by the Portfolios for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Advisor has contractually agreed to waive advisory fees and other expenses or otherwise reimburse expenses of the portfolios through December 31, 2002, so that total fees of each portfolio do not exceed the levels set forth in the table below:
                                                 CLASS IA         CLASS IB

Corporate Bond Portfolio                           0.75%            1.00%
Equity Income Portfolio                            0.85             1.15
International Portfolio                            1.35             1.60
Large Cap Growth Portfolio                         0.90             1.15
Mid Cap Growth Portfolio                           0.95             1.20
Small Cap Growth Portfolio                         0.98             1.23
Technology Portfolio                               0.98             1.23

         The following table sets forth total advisory fees before waivers and after waivers for each of the Portfolios for the fiscal years/periods ended December 31, 1999, December 31, 2000, and December 31, 2001:

                                  FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED
                                      DECEMBER 31, 1999            DECEMBER 31, 2000           DECEMBER 31, 2001
                                        ADVISORY FEE                 ADVISORY FEE                ADVISORY FEE
                                     BEFORE        AFTER         BEFORE         AFTER         BEFORE       AFTER
                                    WAIVERS       WAIVERS       WAIVERS        WAIVERS       WAIVERS      WAIVERS
Corporate Bond Portfolio            $28,913       $28,913       $24,846        $24,846       $30,244      $29,583
Equity Income Portfolio             $62,362       $62,362       $69,983        $69,983       $68,013       $1,437
Large Cap Growth Portfolio (1)         *             *           $5,827             $0       $16,097           $0
Mid Cap Growth Portfolio (2)           *             *             *              *           $6,797           $0
Small Cap Growth Portfolio (2)         *             *             *              *           $6,778           $0
Technology Portfolio (1)               *             *           $6,102             $0       $12,067           $0
International Portfolio (1)            *             *          $24,023             $0       $24,298           $0

------------------------------

*        Portfolio was not in operation during this fiscal year/period.

(1)      Commenced operations on April 28, 2000.
(2)      Commenced operations on January 4, 2001.

SUB-ADVISOR FOR INTERNATIONAL PORTFOLIO

         Effective July 1, 2001, Clay Finlay Inc. (Clay Finlay), 200 Park Avenue, New York, New York, 10166, began serving as the sub-advisor to the International Portfolio under an agreement with the Advisor (the "Clay Finlay Sub-Advisory Agreement"), and is responsible for the investment and reinvestment of the Portfolio's assets and the placement of brokerage transactions for the Portfolio. Clay Finlay has been retained by the Portfolio's investment advisor and is paid a portion of the advisory fee. Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

         For its services to International Portfolio under the Clay Finlay Sub-Advisory Agreement, Clay Finlay is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.25% of the first $500 million of International Portfolio's average daily net assets, and 0.10% of International Portfolio's average daily net assets in excess of $500 million.

         Prior to July 1, 2001, Marvin & Palmer Associates, Inc. ("Marvin & Palmer"), 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, served as the sub-advisor to the portfolio under an agreement with the Advisor ("Marvin & Palmer Sub-Advisory Agreement") and was responsible for the investment and reinvestment of the Portfolio's assets and the placement of brokerage transactions for the Portfolio. For its services to the Portfolio, Marvin & Palmer was paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of the Portfolio's average daily net assets, 0.50% of the Portfolio's average daily net assets in excess of $100 million and 0.40% of the Portfolio's average daily net assets in excess of $500 million.

The following table sets forth total sub-advisory fees before waivers and after waivers for the International Portfolio for the fiscal years/periods ended December 31, 2000 and December 31, 2001:


                                            FISCAL YEAR/PERIOD ENDED           FISCAL YEAR/PERIOD ENDED
                                                DECEMBER 31, 2000                  DECEMBER 31, 2001

                                        ADVISORY FEE       ADVISORY FEE      ADVISORY FEE     ADVISORY FEE
                                       BEFORE WAIVERS     AFTER WAIVERS     BEFORE WAIVERS   AFTER WAIVERS

International Portfolio (1)                $14,413           $14,413            $23,928        $23,928

------------------------------

(1)      Commenced operations April 28, 2000.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC ("UBFS") (FKA Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Portfolios, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators will provide administration services to the Portfolio and serve as the Portfolios' Administrators. UBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Portfolios. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, UBFS will also serve as each Portfolio's transfer agent. The Portfolios pay the Administrators fees which are calculated daily and paid monthly, equal to each Portfolio's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Portfolios pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Between January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Portfolios. The Portfolios paid U.S. Bank fees which were calculated daily and paid monthly, equal to each Portfolio's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Portfolios paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Prior to December 17, 2001, Ohio National Investments, Inc. served as the administrator to the predecessor portfolio of Corporate Bond Portfolio. Prior to December 17, 2001, Firstar Mutual Fund Services, LLC, a Wisconsin based company, served as the administrator to the predecessor portfolio of Equity Income Portfolio.

         The following table sets forth total administrative fees, after waivers, paid by each of the Portfolios for the fiscal years/periods ended December 31, 1999, December 31, 2000 and December 31, 2001:

                                 FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED
                                    DECEMBER 31, 1999            DECEMBER 31, 2000           DECEMBER 31, 2001
Corporate Bond Portfolio                   $0                              $0                      $7,037
Equity Income Portfolio                    $0                              $0                      $4,467
Large Cap Growth Portfolio (1)              *                         $33,879                     $19,133
Mid Cap Growth Portfolio (2)                *                             *                       $19,369
Small Cap Growth Portfolio (2)              *                             *                       $19,369
Technology Portfolio (1)                    *                          33,879                     $19,167
International Portfolio (1)                 *                          33,879                     $19,167

------------------------------

*        Portfolio was not in operation during this fiscal year/period.

(1)      Commenced operations on April 28, 2000.
(2)      Commenced operations on January 4, 2001.

DISTRIBUTOR

         Quasar Distributors, LLC (the "Distributor") serves as distributor for the Class IB Shares of the Portfolios pursuant to a Distribution Agreement dated May 2, 2001 between itself and the Portfolios.

         Portfolio shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the Portfolios to the extent such services and functions are not provided to the Portfolios pursuant to another agreement. The Distribution Agreement provides that Class IB Shares of the Portfolios are distributed through the Distributor and through insurance companies which enter into participation agreements with the advisor to perform distribution or shareholder support services. The Class IB Shares pay to the Distributor a fee at an annual rate of 0.25% of the average daily net assets of the Class IB shares. The fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to insurance companies through which their separate accounts hold shares of the Portfolios for ongoing servicing and/or maintenance of variable annuity account holders investing in the separate accounts. This fee is calculated and paid each month based on average daily net assets of Class IB Shares of each Portfolio for that month.

         The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIP and by the vote of the majority of those Board members of FAIP who are not interested persons of FAIP and who have not direct or indirect financial interest in the operation of FAIP's Rule 12b-1 Plan of Distribution or in any agreement related to such plan.

         The following table sets forth total shareholder servicing fees, after waivers, paid by Class IB shares of the Portfolios listed below for the fiscal period ended December 31, 2001 (the Distribution Plan providing for the payment of shareholder servicing fees was not put into place until May 2, 2001):

                                                 FISCAL PERIOD ENDED
                                                 DECEMBER 31, 2001*
Corporate Bond Portfolio                                 $366
Equity Income Portfolio                                $1,524
Large Cap Growth Portfolio (1)                            $16
Mid Cap Growth Portfolio (2)                               --
Small Cap Growth Portfolio (2)                             $2
Technology Portfolio (1)                                   --
International Portfolio (1)                                $4

------------------------------

*        Fiscal period May 2, 2001 through December 31, 2001.

(1)      Commenced operations on April 28, 2000.
(2)      Commenced operations on January 4, 2001.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank acts as the custodian (the "Custodian"). U.S. Bank's custodian operations are located at 415 Walnut Street, Cincinnati, OH 45202. All of the instruments representing the investments of the Portfolios and all cash is held by the Custodian or, in the case of International Portfolio, by a sub-custodian. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Portfolio assets in payment of Portfolio expenses, pursuant to instructions of FAIP's officers or resolutions of the Board of Directors.

         As compensation for its services to the Portfolios, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of such Portfolio's average daily net assets. Sub-custodian fees with respect to International Portfolio are paid by the Custodian out of its fees from such Portfolio. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Portfolios. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIP.

          AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as FAIP's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal years ended December 31, 2000 and December 31, 2001.

         KPMG LLP, 191 West Nationwide Blvd, Suite 500, Columbus, OH 43215, served as the auditor to Corporate Bond Portfolio (and its predecessors) for the fiscal year ended December 31, 2000 and earlier, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

         Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, served as the auditor to Equity Income Portfolio (and its predecessors) for the fiscal year ended December 31, 2000, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings. Information for fiscal years ended December 31, 1999 and earlier was audited by other auditors.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor or, in the case of International Portfolio, its Sub-Advisor.

         In selecting a broker-dealer to execute securities transactions, the Advisor and Sub-Advisor consider a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. However, in the case of the Advisor, a predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Portfolios may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Portfolios may pay up in recognition of the value of brokerage and research services provided to the Advisor or Sub-Advisor by the broker-dealer. In such cases, the Portfolios are in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor and Sub-Advisor would authorize the Portfolios to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor or Sub-Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor or Sub-Advisor with respect to the Portfolios.

         The types of brokerage services the Advisor or Sub-Advisor receive from broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package. The types of research services the Advisor or Sub-Advisor receive include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decisionmaking process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor or Sub-Advisor by, or through, broker-dealers.

         The research products and services the Advisor or Sub-Advisor receive from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's or Sub-Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor or Sub-Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor or Sub-Advisor would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that the Advisor or Sub-Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor and Sub-Advisor are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.

         As a general matter, the brokerage and research products and services the Advisor and Sub-Advisor receive from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

         In some cases, the Advisor and Sub-Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the respective Advisor or Sub-Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor or Sub-Advisor has a conflict of interest in making such decisions. Subject to their best price and execution responsibilities, the Advisor and Sub-Advisor may consider the placement of orders by securities firms for the purchase of Portfolio shares as a factor in allocating portfolio transactions.

         The Advisor effects equity securities transactions on behalf of the Portfolios through its trading desks in Minneapolis and Milwaukee. Each trading desk makes its own determinations regarding allocation of brokerage among the various broker-dealers it uses to execute trades, including evaluations of the quality of execution, the research products and services received and the commissions paid. The trading desks communicate with each other, and each has access to the trade blotter of the other, but they otherwise operate independently. One trading desk may therefore be selling a given security at the same time that the other trading desk is buying the security.

         Many of the Portfolios' portfolio transactions involve payment of a brokerage commission by the appropriate Portfolio. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Portfolios typically deal with market makers unless it appears that better price and execution are available elsewhere.

         It is expected that International Portfolio will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commission paid in connection with most such foreign stock transactions generally is higher than negotiated commissions on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Portfolio may invest are generally traded in the over-the-counter markets.

         The Portfolios do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor, the Sub-Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Portfolios, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Portfolios as the Portfolios can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor or Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor or Sub-Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

         The following table sets forth the aggregate brokerage commissions paid by certain of the Portfolios during the fiscal years/periods ended December 31, 2000 and December 31, 2001:

                                       FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED
                                           DECEMBER 31, 2000           DECEMBER 31, 2001
Corporate Bond Portfolio                        $2,219                       $3,506
Equity Income Portfolio                         $6,235                      $12,673
Large Cap Growth Portfolio (1)                  $1,826                       $6,012
Mid Cap Growth Portfolio (2)                       *                         $7,169
Small Cap Growth Portfolio (2)                     *                         $3,650
Technology Portfolio (1)                        $1,140                       $7,468
International Portfolio (1)                    $21,701                      $33,623

------------------------------

*        Portfolio was not in operation during this fiscal year/period.

(1)      Commenced operations on April 28, 2000.
(2)      Commenced operations on January 4, 2001.


                                  CAPITAL STOCK

         Each share of each Portfolio's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Portfolios have no preemptive or conversion rights.

         Each share of a Portfolio has one vote. On some issues, such as the election of directors, all shares of all FAIP Portfolios vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Portfolio, the shares of that Portfolio will vote as a separate series. An example of such an issue would be a proposal to alter a fundamental investment restriction pertaining to a Portfolio.

         The Bylaws of FAIP provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.

         Currently, the shares of the Portfolios are sold to Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company, subsidiaries of Hartford Financial Services Group domiciled in the state of Connecticut, PFL Life Insurance Company, subsidiary of Transamerica Insurance Group ("Transamerica") domiciled in the state of Iowa, through certain of their separate accounts to fund the benefits under variable annuity contracts ("Contracts"), Conseco Variable Annuity Insurance Company, a Texas life insurance company, Sage Life Assurance of America, a Delaware life insurance company, MetLife Investors Insurance Company, a California insurance company, and Ohio National Life Insurance Company, domiciled in the state of Ohio.

         The shares of the Portfolios may also be held by U.S. Bank National Association or U.S. Bancorp Asset Management (representing seed money investments). Additionally, the Portfolios may be used for other purposes in the future. The separate accounts, which will be the owners of the shares of the Portfolios, will invest in the shares of each Portfolio in accordance with instructions received from the owners of the Contracts. As of April 1, 2002, the insurance companies below owned the listed percentages of the Portfolios:

                                                                 CLASS IA        CLASS IB
----------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO
         U.S. Bancorp Asset Management                             100%
         Hartford Life and Annuity Insurance Company
         Hartford Life Insurance Company
         Transamerica Life Insurance Company
         Conseco Variable Annuity Insurance Company
         Sage Life Asssurance of America
         MetLife Investors Insurance Company
         Ohio National Life Insurance Company                                      100%

EQUITY INCOME PORTFOLIO
         U.S. Bancorp Asset Management
         Hartford Life and Annuity Insurance Company
         Hartford Life Insurance Company
         Transamerica Life Insurance Company
         Conseco Life Insurance Company
         Sage Life Insurance Company
         MetLife Investors Insurance Company                       100%
         Ohio National Life Insurance Company                                      100%

INTERNATIONAL PORTFOLIO
         U.S. Bancorp Asset Management
         Hartford Life and Annuity Insurance Company              62.1%
         Hartford Life Insurance Company                           0.1%
         Transamerica Life Insurance Company                      37.8%
         Conseco Life Insurance Company
         Sage Life Insurance Company                                               100%
         MetLife Investors Insurance Company
         Ohio National Life Insurance Company

LARGE CAP GROWTH PORTFOLIO
         U.S. Bancorp Asset Management
         Hartford Life and Annuity Insurance Company              59.9%
         Hartford Life Insurance Company                           0.1%
         Transamerica Life Insurance Company                        40%
         Conseco Life Insurance Company                                            100%
         Sage Life Insurance Company
         MetLife Investors Insurance Company
         Ohio National Life Insurance Company

MID CAP GROWTH PORTFOLIO
         U.S. Bancorp Asset Management
         Hartford Life and Annuity Insurance Company                 2%
         Hartford Life Insurance Company
         Transamerica Life Insurance Company                        98%
         Conseco Life Insurance Company                                            100%
         Sage Life Insurance Company
         MetLife Investors Insurance Company
         Ohio National Life Insurance Company

                                                                 CLASS IA        CLASS IB
----------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
         U.S. Bancorp Asset Management
         Hartford Life and Annuity Insurance Company               4.3%
         Hartford Life Insurance Company                           2.1%
         Transamerica Life Insurance Company                      93.6%
         Conseco Life Insurance Company
         Sage Life Insurance Company                                               100%
         MetLife Investors Insurance Company
         Ohio National Life Insurance Company

TECHNOLOGY PORTFOLIO
         U.S. Bancorp Asset Management
         Hartford Life and Annuity Insurance Company              92.7%
         Hartford Life Insurance Company                           0.1%
         Transamerica Life Insurance Company                       7.1%
         Conseco Life Insurance Company
         Sage Life Insurance Company                                               100%
         MetLife Investors Insurance Company
         Ohio National Life Insurance Company

         As a result the Advisor, Hartford Life and Annuity Insurance Company, Transamerica Life Insurance Company, Conseco Life Insurance Company, Sage Life Insurance Company, MetLife Investors Insurance Company, and Ohio National Life Insurance Company are controlling persons of the Portfolios and, through their respective ownership, may control and approve actions of the Portfolios. The Advisor's address is 800 Nicollet Mall, Minneapolis, Minnesota, 55402. Hartford Life and Annuity Insurance Company's address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. Transamerica's address is 4333 Edgewood Road N.E., Cedar Rapids, IA 52499. Conseco's address is 11815 North Pennsylvania Street, Carmel, Indiana 46032-4572. Sage Life's address is 300 Atlantic Street, Third Floor, Stamford, CT 06901. MetLife Investors' address is 22 Corporate Plaza Drive, Newport Beach, CA 92660. Ohio National's address is One Financial Way, Montgomery, Ohio 45242.

                       NET ASSET VALUE AND OFFERING PRICE

         The offering price of the shares of a Portfolio generally equals the Portfolio's net asset value, with adjustments based on any separate account fees of participating insurance companies, as described in your participating insurance company prospectus. On March 31, 2002, the net asset value per share for the Class IA and Class IB shares of each Portfolio was calculated as follows:

                                               Net Asset Value
                                               ---------------
                                      Class IA                 Class IB
                                      --------                 --------

Corporate Bond Portfolio               $ 8.78                   $ 8.77
Equity Income Portfolio                 11.88                    11.87
Large Cap Growth Portfolio               5.51                     5.48
Mid Cap Growth Portfolio                 7.40                     7.39
Small Cap Growth Portfolio               7.90                     7.88
Technology Portfolio                     2.54                     2.55
International Portfolio                  6.05                     6.02

         The net asset value of each Portfolio's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Portfolio are traded on days that the Portfolio is not open for business, such Portfolio's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where International Portfolio holds securities which are traded in foreign markets.

                              PORTFOLIO PERFORMANCE

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Portfolios may refer to a Portfolio's "average annual total return" and "cumulative total return." In addition, each Portfolio may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in any of the Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

             P(1 + T)n    =  ERV

            Where:   P    =  a hypothetical initial payment of $1,000
                     T    =  average annual total return
                     n    =  number of years
                     ERV  =  ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         The Advisor has waived a portion of its fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in a Portfolio from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

            CTR  =  (ERV-P) 100
                    -----------
                         P

            Where:  CTR  =  Cumulative total return;
                    ERV  =  ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning
                            of such period; and
                    P    =  initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for the Portfolios from commencement of operations through December 31, 2001 were as set forth below. Inception dates of share classes are listed in parentheses.

                                   CUMULATIVE SINCE    AVERAGE ANNUAL SINCE    AVERAGE ANNUAL ONE
                                       INCEPTION             INCEPTION                YEAR
Corporate Bond Portfolio*
     Class IA (12/17/01)                 0.34%                  --                     --
     Class IB (1/3/97)                  23.58%                 4.33%                  8.25%
Equity Income Portfolio*
     Class IA (7/1/97)                  39.31%                 7.64%                 (3.80)%
     Class IB (12/17/01)                 2.22%                  --                     --
Large Cap Growth Portfolio
     Class IA (4/28/00)                (42.94)%              (28.44)%               (30.60)%
     Class IB (5/3/01)                 (18.79)%                 --                     --
Mid Cap Growth Portfolio
     Class IA (1/4/01)                 (22.40)%                 --                     --
     Class IB (5/3/01)                 (16.03)%                 --                     --
Small Cap Growth Portfolio
     Class IA (1/4/01)                 (16.50)%                 --                     --
     Class IB (9/28/01)                 18.44%                  --                     --
Technology Portfolio
     Class IA (4/28/00)                (73.08)%              (54.28)%               (51.64)%
     Class IB (9/28/01)                 44.33%                  --                     --
International Portfolio
     Class IA (4/28/00)                (38.94)%              (25.49)%               (24.52)%
     Class IB (9/28/01)                  5.61%                  --                     --

------------------------------------

* Corporate Bond Portfolio and Equity Income Portfolio are the successors by merger to Ohio National Fund, Inc. Strategic Income Fund and Met Investors Series Trust, Inc. Equity Income Portfolio, respectively. On February 12, 2001, the Met Investors Series Trust series became the successor by merger to a separate series of the Cova Series Trust. Information presented in the table for Corporate Bond Portfolio and Equity Income Portfolio is for the predecessor series, which commenced operations on January 3, 1997 and July 1, 1997, respectively.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

            YIELD = 2[(a-b + 1)6 - 1]
                    -----------------
                          cd

            Where:   a   =   dividends and interest earned during the period;
                     b   =   expenses accrued for the period (net of
                             reimbursements);
                     c   =   the average daily number of shares outstanding
                             during the period that were entitled to receive
                             dividends; and
                     d   =   the maximum offering price per share on the last
                             day of the period.

         Based upon the 30-day period ended December 31, 2001, the yields for the Class IA and Class IB Shares of the Portfolios were as set forth below:


                                                   CLASS IA          CLASS IB

Corporate Bond Portfolio*                               --             0.90%
Equity Income Portfolio*                              2.17%              --
International Portfolio                                 --               --
Large Cap Growth Portfolio                              --               --
Mid Cap Growth Portfolio                                --               --
Small Cap Growth Portfolio                              --               --
Technology Portfolio                                    --               --

------------------------------------

* Reflects information for predecessor portfolios. On 12/17/01, Corporate Bond Portfolio became the successor by merger to the Ohio National Strategic Income Portfolio, a series of Ohio National Fund, Inc., and Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust.

                                    TAXATION

         Shares of the Portfolios are offered only to separate accounts that fund variable annuity contracts and variable life insurance policies issued by participating insurance companies. See the Prospectus of such contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts, the variable annuity contracts, variable insurance policies, and the holders thereof.

         GENERAL. The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

         The holders of variable life insurance policies or annuity contracts should not be subject to tax with respect to distributions made on, or redemptions of, Portfolio shares, assuming that the variable life insurance policies and annuity contracts qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as life insurance or annuities, respectively, and that the shareholders are not treated as owners of the Portfolio shares. Thus, this summary does not describe the tax consequences to a holder of a life insurance policy or annuity contract as a result of the ownership of such policies or contracts. Policy or contract holders must consult the prospectuses of their respective policies or contracts for information concerning the federal income tax consequences of owning such policies or contracts. This summary also does not describe the tax consequences applicable to the owners of the Portfolio shares because the Portfolio shares will be sold only to insurance companies. Thus, purchasers of Portfolio shares must consult their own tax advisers regarding the federal, state, and local tax consequences of owning Portfolio shares.

         Each Portfolio intends to fulfill the requirements of Subchapter M of the Code, as a regulated investment company. If so qualified, each Portfolio will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that (a) a Portfolio derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Portfolio diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Portfolio's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses.

         If a Portfolio complies with such provisions, then in any taxable year in which such Portfolio distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Portfolio (but not its shareholders) will be relieved of federal income tax on any income of the Portfolio, including long-term capital gains, distributed to shareholders. However, if a Portfolio retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Portfolio will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Portfolio intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest.

         Each Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. Under Code
Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

         For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

         If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

         In order to avoid a 4% federal excise tax, each Portfolio must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Portfolio paid no federal income tax. For federal income tax purposes, dividends declared by a Portfolio in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Portfolios anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

         Certain Portfolios will be subject to foreign taxes on their income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

         STATE AND LOCAL. Each Portfolio may be subject to state or local taxes in jurisdictions in which such Portfolio may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Portfolio and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Portfolio may have tax consequences for shareholders different from those of a direct investment in such Portfolio's securities.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS

         STANDARD & POOR'S

         AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC: An obligation rated CC is currently highly vulnerable to nonpayment.

         C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S
         Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

         A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

MOODY'S
         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAIP included in its annual report to shareholders dated December 31, 2001 are hereby incorporated herein by reference.

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1) Amended and Restated Articles of Incorporation, as filed April 3, 2000 (Filed as Exhibit (1)(a) to Registration Statement filed September 27, 2001, File Nos. 333-93883 and 811-09765).

         (a)(2) Certificate of Designation designating Series D, Class One Shares, dated December 1999 (Filed with the Registration Statement, December 30, 1999, File Nos. 333-93883 and 811-09765).

         (a)(3) Certificate of Designation designating Series E, Class One Shares, dated October 27, 2000 (Filed with Post-Effective Amendment No. 3, December 20, 2000, File Nos. 333-93883 and 811-09765).

         (a)(4) Certificate of Designation designating Class Two Shares (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

         (a)(5) Certificate of Designation Series F, Class One Shares and Class Two Shares, and Series G, Class One and Class Two Shares (Filed as Exhibit (1)(e) to Registration Statement filed September 27, 2001, File Nos. 333-93883 and 811-09765).

         (b) By-laws of Registrant, as Amended through September 19, 2001 (Filed as Exhibit (2) to Registration Statement filed September 27, 2001, File Nos. 333-93883 and 811-09765).

         (c)      Not Applicable.

         (d)(1) Investment Advisory Agreement between Registrant and U.S. Bank National Association, dated December 8, 1999 (Filed with the Registration Statement, December 30, 1999, File Nos. 333-93883 and 811-09765).

         (d)(2) Assignment and Assumption Agreement, dated May 2, 2001, among U.S. Bank National Association, U.S. Bancorp Asset Management, Inc. and Registrant pursuant to the duties and obligations of U.S. Bank National Association under the Investment Advisory Agreement, dated December 8, 1999 between Registrant and U.S. Bank National Association were assigned to and assumed by U.S. Bancorp Asset Management, Inc. (Filed as Exhibit (6)(b) to Registration Statement filed September 27, 2001, File Nos. 333-93883 and 811-09765).

         (d)(3) Amendment to Exhibit A dated October 1, 2001, to the Investment Advisory Agreement (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (d)(4) Investment Sub-Advisory Agreement with Clay Finlay Inc (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (e) Distribution Agreement with Quasar Distributors, LLC (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

         (f) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

         (g)(1) Custodian Agreement between Registrant and U.S. Bank National Association, dated December 8, 1999. (Filed with the Registration Statement, December 30, 1999, File Nos. 333-93883 and 811-09765).

         (g)(2) Compensation Agreement Pursuant to Custodian Agreement, Dated October 1, 2001 (Filed as Exhibit (9)(b) to Registration Statement filed September 27, 2001, File Nos. 333-93883 and 811-09765).

         (h)(1) Co-Administration Agreement between Registrant and U.S. Bancorp Fund Services, LLC and U.S. Bancorp Asset Management, Inc, Dated October 1, 2001 (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (h)(2) Participation Agreement between Registrant, U.S. Bank National Association and Hartford Life Insurance Company, dated April 7, 2000. (Filed with the Amended Registration Statement, April 19, 2000, File Nos. 333-93883 and 811-09765).

         (h)(3) Assignment and Assumption Agreement, dated May 2, 2001, among U.S. Bank National Association, U.S. Bancorp Asset Management, Inc., Hartford Life Insurance Company and Registrant, with respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (h)(4) Participation Agreement between Registrant, U.S. Bank National Association and Hartford Life and Annuity Insurance Company, dated April 7, 2000. (Filed with the Amended Registration Statement, April 19, 2000, File Nos. 333-93883 and 811-09765).

         (h)(5) Assignment and Assumption Agreement, dated May 2, 2001, among U.S. Bank National Association, U.S. Bancorp Asset Management, Inc., Hartford Life and Annuity Insurance Company and Registrant, with respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (h)(6) Participation Agreement between Registrant, U.S. Bank National Association and Transamerica Life Insurance Company, September 20, 2000. (Filed with Post-Effective Amendment No. 3, December 20, 2000, File Nos. 333-93883 and 811-09765).

         (h)(7) Assignment and Assumption Agreement, dated May 2, 2001, among U.S. Bank National Association, U.S. Bancorp Asset Management, Inc., Transamerica Life Insurance Company and Registrant, with respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (h)(8) Participation Agreement between Registrant, U.S. Bank National Association and Conseco Life Insurance Company, dated April 25, 2001 (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

*        (h)(9)   Amendment to Participation Agreement by and among Registrant,
                  U.S. Bancorp Asset Management and Conseco Variable Insurance
                  Company.

         (h)(10) Assignment and Assumption Agreement, dated May 2, 2001, among U.S. Bank National Association, U.S. Bancorp Asset Management, Inc., Conseco Life Insurance Company and Registrant, with respect to duties of U.S. Bank National Association assigned to U.S. Bancorp Asset Management (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

*        (h)(11)  Participation Agreement between Registrant, U.S. Bancorp Asset
                  Management and MetLife Investors.

         (h)(12) Participation Agreement between Registrant, U.S. Bancorp Asset Management and Sage Life Assurance of America, Inc. (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

*        (h)(13)  Participation Agreement between Registrant, U.S. Bancorp Asset
                  Management and Ohio National Life Assurance Corporation.

         (i)(1) Opinion of Dorsey & Whitney LLP with respect to First American Insurance Portfolios, Inc. (Filed with the Amended Registration Statement, April 19, 2000, File Nos. 333-93883 and 811-09765).

         (i)(2) Opinion and consent of Dorsey & Whitney LLP with respect to Mid Cap Growth Portfolio and Small Cap Growth Portfolio, dated December 19, 2000. (Filed with Post-Effective Amendment No. 3, December 20, 2000, File Nos. 333-93883 and 811-09765).

         (i)(3) Opinion of Dorsey & Whitney LLP with respect to Class IB shares dated April 30, 2001 (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (i)(4) Opinion of Counsel with respect to Equity Income Portfolio, Class IA and Class IB shares, and Corporate Bond Portfolio, Class IA and Class IB shares (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (j)(1) Consent of Ernst & Young LLP (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

         (j)(2) Consent of KPMG LLP (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (j)(3) Consent of Deloit & Touche LLP (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

*        (j)(4)   Consent of Ernst & Young LLP.

         (k)      Not Applicable.

         (l)      Not Applicable.

         (m) Form of Distribution Plan [Class IB] (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

         (n) Form of Multiple Class Plan Pursuant to Rule 18f-3 (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

         (o)      Reserved.

         (p)(1) First American Funds Code of Ethics. (Filed with Post-Effective Amendment No. 1, August 1, 2000, File Nos. 333-93883 and 811-09765).

         (p)(2) U.S. Bancorp Asset Management Code of Ethics (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (p)(3) Clay Finlay Inc. Code of Ethics (Filed with Post-Effective Amendment No. 7, October 23, 2001, File Nos. 333-93883 and 811-09765).

         (p)(4) Quasar Distributors, LLC Code of Ethics (Filed with Post-Effective Amendment No. 5 April 30, 2001, File Nos. 333-93883 and 811-09765).

*        Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment advisor, U.S. Bancorp Asset Management, Inc. (the "Manager" or "USBAM"), is described in the section of the Portfolios' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services for the Portfolios." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years. This information is as of March 1, 2002.

James L. Chosy
Business Background: Secretary, FAF, FAIF, FASF and FAIP, Minneapolis, MN (February 2001 to present); General Counsel Managing Director, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (March 2001 to present); Associate General Counsel, U.S. Bancorp, Minneapolis, MN (November 1995 to March 2001).

Kenneth L. Delecki
Business Background: CFO and Treasurer, USBAM, Minneapolis, MN (March 2001 to present); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000); Managing Director, Financial Planning and Analysis, Northwest Airlines, Eagan, MN (September 1998 to May 1999).

Walter E. Dewey
Business Background: Director and Senior Portfolio Manager, USBAM, Minneapolis, MN (April 2001 to present); Senior Portfolio Manager and Senior Vice President, FIRMCO, Milwaukee, WI (1983 to May 2001).

John J. Gibas
Business Background: Director and Director, Institutional Advisory Group, USBAM, Minneapolis, MN (April 2001 to present); Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to present).

Mark S. Jordahl
Business Background: Chief Investment Officer and Director, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF and FAIP, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to May 2001); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000).

Kimberly F. Kaul
Business Background: Communications Director, USBAM, Minneapolis, MN (April 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to present); Communications Director, Piper Capital Management, Inc., Minneapolis, MN (May 1991 to September 1998).

Robert H. Nelson
Business Background: Director and Chief Operating Officer, USBAM, Minneapolis, MN (April 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to present); Treasurer, FAF, FAIF, FASF and FAIP, Minneapolis, MN (March 2000 to present); Senior Vice President, Piper Capital Management, Inc. (November 1994 to September 1998).

Christopher O. Petersen
Business Background: Assistant Secretary, USBAM, Minneapolis, MN (December 2000 to present); Corporate Counsel, USBAM, Minneapolis, MN (September 1999 to present).

Thomas S. Schreier, Jr.
Business Background: CEO, President and Director, USBAM, Minneapolis, MN (March 2001 to present); President, FAIF, FAF, FASF, FAIP, Minneapolis, MN (February 2001 to present); CEO and President, FIRMCO, Minneapolis, MN (March 2001 to May
2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

Jon M. Stevens
Business Background: Assistant Secretary, USBAM, Minneapolis, MN (2000 to present); Senior Managing Director, U.S. Bancorp Private Asset Management, Minneapolis, MN (1997 to present).

Peter O. Torvik
Business Background: Director and Executive Vice President, USBAM, Minneapolis, MN (April 2001 to present); Executive Vice President, FAAM, Minneapolis, MN (August 2000 to present); Vice President Marketing of FAF, FAIF, FASF and FAIP, Minneapolis, MN (September 2000 to present); President and Partner, DPG Group, Tallahassee, FL (January 1995 to July 2000).

ITEM 27. PRINCIPAL UNDERWRITERS:

         a) State the name of the investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment adviser.

Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Cullen Funds Trust, Country Mutual Funds Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Kit Cole Investment Trust, Everest Funds, Brandywine Advisors Fund, Light Revolution Fund, Inc., IPS Funds, The Jensen Portfolio, The Lindner Funds, AHA Investment Funds, Wexler Trust (The Muhlenkamp Fund), Mutuals. com (The Generation Wave Funds), First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First American Closed-End Funds, Zodiac Trust (Conning Money Market Portfolio), CCMA Select Investment Trust, CCM ADVISORS FUNDS, Glenmede Fund, Inc., DAL Investment Company, Fort Pitt Capital Funds, MW Capital Management Funds, Quintara Funds, Jacob Internet Fund, Advisor Series Trust, Brandes Investment Trust (Brandes Institutional International Equity
Fund), Builders Fixed Income Fund, Inc., Dessauer Fund Group (The Dessauer Global Equity Fund), FFTW Funds, Inc., Harding Loevner Funds, Inc., Investec Funds, Kayne Anderson Funds, PIC Investment Trust Funds (Provident Investment Counsel), Professionally Managed Portfolios, Purisma Funds, Ranier Funds, RNC Funds, SEIX Funds, TIFF Investment Program, Inc., Trust for Investment Managers, and TT International.

         b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                             POSITION AND OFFICES           POSITION AND OFFICES
NAME                         WITH THE UNDERWRITER           WITH THE REGISTRANT
--------------------------------------------------------------------------------

James Schoenike              President, Board Member        None

Donna Berth                  Treasurer                      None

Suzanne Riley                Secretary                      None

Joe Redwine                  Board Member                   None

Bob Kern                     Board Member                   None

Paul Rock                    Board Member                   None

Jennie Carlson               Board Member                   None
800 Nicollet Mall
Minneapolis, MN 55402

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota 55402.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Registration Statement File Nos. 333-93883 and 811-09765, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota on the 30th day of April, 2002.

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

ATTEST:     /s/ Jeffery M. Wilson        By:       /s/ James L. Chosy
        -----------------------------        -----------------------------
            Jeffery M. Wilson                      James L. Chosy
            Senior Vice President                  Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

           SIGNATURE                            TITLE                 DATE
           ---------                            -----                 ----

   /s/ Jeffery M. Wilson               Senior Vice President           **
------------------------------
     Jeffery M. Wilson

            *                          Director                        **
------------------------------
     John M. Murphy, Jr.

            *                          Director                        **
------------------------------
      Robert J. Dayton

            *                          Director                        **
------------------------------
   Andrew M. Hunter III

            *                          Director                        **
------------------------------
   Leonard W. Kedrowski

            *                          Director                        **
------------------------------
    Richard K. Riederer

            *                          Director                        **
------------------------------
    Joseph D. Strauss

            *                          Director                        **
------------------------------
   Virginia L. Stringer

            *                          Director                        **
------------------------------
     Roger A. Gibson

            *                          Director                        **
------------------------------
     James M. Wade

* By: /s/ James L. Chosy
     -------------------------
       James L. Chosy
      Attorney-in-Fact

** April 30, 2002